File No. 33-7172
                                                                    811-4748
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]


     Post-Effective Amendment No. 24                                  [X]



                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 24                                                 [X]



                      (Check appropriate box or boxes.)

                        DREYFUS DEBT AND EQUITY FUNDS
             (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                               200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----
                 (date)      pursuant to paragraph (b)
     ----
          60 days after filing pursuant to paragraph (a)(i)
     ----

       X  on March 1, 1999 pursuant to paragraph (a)(i)
     ----

          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                        CBF031SP0399            12/8/98

Dreyfus Core Bond Fund


Investing in fixed-income securities to  maximize total return

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                                                       The Fund

                                                         Dreyfus Core Bond Fund
                                               --------------------------------

                                                           Ticker Symbol: XXXXX

GOAL/APPROACH

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, it invests at least 65% of net assets in fixed-income securities, such as:

                        (pound)  U.S. government bonds and notes

                        (pound)  corporate bonds

                        (pound)  convertible securities

                        (pound)  preferred stocks

                        (pound)  asset-backed securities

                        (pound)  mortgage-related securities

                        (pound)  foreign bonds

Generally, the fund seeks to maintain a portfolio whose average credit quality is investment grade. However, the fund may invest up to 35% of net assets in lower-rated securities (" high-yield" or "junk" bonds) . In choosing those securities, the portfolio manager researches a company's financial strength, and
the   current   state   and  long-term  outlook  of  its  industry  or  sector.

Typically, the fund can be expected to have an average effective maturity of between 5 and 10 years and an average effective duration between 3.5 and 6 years. While the fund' s duration and maturity usually will stay within these ranges, if the maturity or duration of the fund's benchmark index moves outside these ranges, so may the fund's.

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

AVERAGE EFFECTIVE MATURITY: an average of the stated maturity of bonds, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

DURATION: an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more it will react to interest rate fluctuations and the greater its long-term risk/return potential.




<PAGE 2>

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. To the extent that the fund maintains a comparatively high duration, its share price will react more to interest rate movements. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

High-yield bonds involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high-yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general.

Other risk factors could have an effect on the fund's performance:

                (pound) if  an  issuer fails to make timely interest or
                        principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price

                (pound) if the fund's mortgage-related or asset-backed
                        securities are paid off substantially earlier or later than expected, the fund's share price or yields could be hurt

                (pound) the  price and yield of foreign debt securities
                        could be affected by factors ranging from political and economic instability to changes in currency exchange rates

                (pound) during  unusual market conditions, the fund may
                        not be able to sell certain securities at the time and price it would like

Other potential risks

Most mortgage- and asset-backed securities are a form of derivative. The fund also may use futures and options which are derivatives. Derivatives can be illiquid and highly sensitive to changes in their underlying securities, interest rate or index and, as a result, can be highly volatile. Certain derivatives may be used to leverage the fund, meaning that a small investment could have a potentially large impact on the fund.

                                                                       The Fund



<PAGE 3>

PAST PERFORMANCE

The two tables below show the fund' s annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Merrill Lynch Domestic Master Index, an unmanaged bond performance benchmark. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                                 Q '             0.00%

WORST QUARTER:                                Q '             0.00%
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98


                                                                         1 Year               5 Years            10 Years
                                        -----------------------------------------------------------------------------------------
FUND                                                                      00.00%              00.00%               00.00%

MERRILL LYNCH

DOMESTIC

MASTER INDEX                                                              00.00%              00.00%               00.00%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                                    0.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN [? TIME]

Maximum account fee                                                        $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES

BELOW $2,000 (SEE "ACCOUNT POLICIES")
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.00%

Shareholder services fee                                                  0.00%

Other expenses                                                            0.00%
                         -------------------------------------------------------

TOTAL                                                                     0.00%
                        --------------------------------------------------------

Expense example


1 Year                                                           3 Years                    5 Years                 10 Years
                                         ----------------------------------------------------------------------------------------
$000                                                              $000                       $000                    $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                       The Fund





<PAGE 5>

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.

Kevin McClintock is the fund's primary portfolio manager, a position he has held since December 1995. Prior to joining Dreyfus in November 1995, Mr. McClintock was Managing Director, Fixed Income Investments, from 1993 through October 1995 for Aeltus Investment Management, Inc., a subsidiary of the Aetna Corporation.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.




<PAGE 6>

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. " Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and
distributions.  These  figures  have been independently audited by [           ]
whose report, along with the fund's financial statements, is included in the annual report.



                                                                             YEAR ENDED OCTOBER 31,

                                                            1998           1997            1996            1995           1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                       14.24          14.22           12.95          15.36
Investment operations:

      Investment income -- net                                              1.05           0.98            0.93           0.95

      Net realized and unrealized
      gain (loss) on investments                                            0.59           0.02            1.27          (2.04)

Total from investment operations                                            1.64           1.00            2.20          (1.09)

Distributions:

      Dividends from investment
      income -- net                                                        (1.02)         (0.98)          (0.93)         (0.95)

      Dividends from net realized gain
      on investments                                                          --             --              --          (0.37)

Total distributions                                                        (1.02)         (0.98)          (0.93)         (1.32)

Net asset value, end of period                                             14.86          14.24           14.22          12.95

Total return (%)                                                           11.94           7.27           17.57*         (7.44)*
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                 1.03           1.04            1.04           0.94

Ratio of interest expense to
average net assets (%)                                                      0.06           0.02              --             --

Ratio of net investment income
to average net assets (%)                                                   7.25           6.89            6.87           6.84

Decrease reflected in above expense
ratios due to actions by Dreyfus (%)                                          --             --              --           0.11

Portfolio turnover rate (%)                                               347.68         214.55          176.59         161.35
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                    275,518        294,911         320,345        322,487

* EXCLUSIVE OF SALES LOAD.


                                                                       The Fund



<PAGE 7>

                                                                Your Investment

ACCOUNT POLICIES

Buying shares

YOU  PAY  NO SALES CHARGES to invest in this fund. Your price for fund shares is the  fund's net asset value per share (NAV), which is generally calculated as of the  close  of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)  every day the exchange is open. Your order will be priced at the next NAV calculated  after  your  order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are  generally  valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.






<PAGE 8>

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE  SELLING  RECENTLY PURCHASED SHARES, please note that if the fund has not yet  collected  payment for the shares you are selling, it may delay sending the proceeds  until  it  has  collected payment, which may take up to eight business days.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees.
These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS  YOU  DECLINE  TELEPHONE  PRIVILEGES  on  your  application,  you  may be responsible  for  any  fraudulent  telephone  order  as  long  as  Dreyfus takes
reasonable    measures    to    verify    the    order.

THE FUND RESERVES THE RIGHT TO:

                (pound) refuse  any  purchase  or exchange request that
                        could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading
                        (usually defined as more than four exchanges out of the fund within a calendar year)

                (pound) refuse any purchase or exchange request in excess of
                        1% of the fund's total assets

                (pound) change  or  discontinue  its  exchange privilege, or temporarily suspend this privilege during unusual market conditions

                (pound) change its minimum investment amounts

                (pound) delay  sending  out  redemption  proceeds  for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Fee for small accounts

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance.
If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND  DIVIDENDS  AND  DISTRIBUTIONS  ARE  TAXABLE to most investors (unless your investment  is in an IRA or other tax-advantaged account). The tax status of any distribution  is  the  same regardless of how long you have been in the fund and whether  you  reinvest  your  distributions  or  take  them in cash. In general, distributions are taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.


                                                                Your Investment




<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

BUYING  OR  SELLING  SHARES  AUTOMATICALLY  is  easy with the services described below.  With  each service, you select a schedule and amount, subject to certain restrictions.  You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The
Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






<PAGE 12>

Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts) . You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.
Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other
Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

(pound)  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

(pound)  for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
1-800-358-0910


                                                                Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105,
Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * DDA# 8900119330

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900119330

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES  Call us to request a form to add any automatic investing service
(see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


<PAGE 14>

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:  The Dreyfus Family of Funds P.O. Box 9671, Providence, RI
02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN  Call us to request a form to add the plan.
Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another.
Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear.
Electronic checks usually are available without a fee at all Automated Clearing
House (ACH) banks.

                                                                Your Investment



<PAGE 15>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.
Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900119330

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES  Call us to request a form to add an automatic investing service
(see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

<PAGE 16>

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another.
Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear.
Electronic checks usually are available without a fee at all Automated Clearing
House (ACH) banks.

                                                                Your Investment



<PAGE 17>

                                                           For More Information

                        Dreyfus Core Bond Fund

                        A Series of Dreyfus Debt and Equity Funds
                        -----------------------------

                        SEC file number:  811-4748

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes   the  fund' s  performance,  lists  portfolio
                        holdings  and  contains a letter from the fund's manager
                        discussing recent market conditions, economic trends and
                        fund  strategies  that significantly affected the fund's
                        performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange
                        Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:  The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC
20549-6009.

(c) 1999, Dreyfus Service Corporation                                 031P0399







Dreyfus Equity Dividend Fund

Investing in dividend-paying equity securities for current income and capital appreciation

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds



The Fund

Dreyfus Equity Dividend Fund
                                               --------------------------------

Ticker Symbol: DREDX

GOAL/APPROACH

The fund seeks to maximize current income. Its secondary goal is capital appreciation. To pursue these goals, the fund invests at least 65% of net assets in stocks, including dividend-paying common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers. The fund may invest up to 35% of total assets in non-dividend-paying stocks and in debt securities of U.S. and foreign issuers which, when purchased, are rated investment grade or are the unrated equivalent as determined by Dreyfus.

In choosing stocks, the portfolio manager mainly looks for companies that pay above-average stock dividends relative to the S&P 500((reg.tm)), as well as those stocks that score above average on a proprietary portfolio management model. The manager then reviews these stocks for factors that could signal a rise in price, such as:

(pound)                     new products or markets

(pound)                     opportunities for greater market share

(pound)                     more effective management

(pound) positive changes in corporate structure or market perception

The fund typically sells a stock when its dividend yield declines below the S&P
Industrials Index, when it achieves a below-average score on the model, shows deteriorating business fundamentals or declining momentum, or falls short of the manager's expectations.

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE
CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

DIVIDEND: a distribution of earnings to shareholders, usually paid in the form of cash or stock.

CONVERTIBLE SECURITIES: securities, usually preferred stock or bonds, that may be converted at a prestated price or rate into shares of a company's common stock. Convertibles typically provide higher income than common stock and greater appreciation potential than regular bonds.






MAIN RISKS

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, emphasis on high-dividend-yielding stocks can cause the fund's performance to sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks). Stocks will fluctuate in price, sometimes dramatically. This means that the value of your investment in the fund will go up and down, and that you could lose money.

While investments in high-dividend-yielding stocks may provide some downside protection over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Investments in foreign securities could carry additional risks such as exposure to changing currency exchange rates, changing political climates, a lack of adequate company information, political instability, and less liquidity.

Debt securities also carry risk. Bond prices tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices and, to the extent that the fund is invested in bonds, in the fund's share price as well.
Bond prices are also affected by changes in the credit rating or financial condition of the issuer.

Under adverse market conditions, the fund could invest some or all of its assets in money market instruments. Although the fund would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Other potential risks

The fund may invest some assets in options, futures and foreign currencies. It may also sell short. These practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however, there is the risk that such practices sometimes may reduce returns or increase volatility.

The Fund




PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year.  The second compares the fund's performance over time to that of the Wilshire Large Company Value Index, an unmanaged index reflecting the performance of the largest 750 stocks composing the Wilshire 5000 Index that meet certain statistical criteria for being a "value" stock. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                                 Q0 '00         +0.00%

WORST QUARTER:                                Q0 '00         -0.00%
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                     Inception

                                                   1 Year           (12/29/95)
                        --------------------------------------------------------

FUND                                                 00.00%           00.00%

WILSHIRE LARGE COMPANY

VALUE INDEX                                          00.00%           00.00%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/95 IS USED AS THE
BEGINNING VALUE ON 12/29/95.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

Maximum account fee                                                         $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES

BELOW $2,000 (SEE "ACCOUNT POLICIES")
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees
%

Shareholder services fee
0.25%

Other expenses
%
                        --------------------------------------------------------

TOTAL
%
                        --------------------------------------------------------

Expense example

1 Year                                         3 Years                   5 Years
10 Years
                               ------------------------------------------------

$                                                $                          $


                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended October 31, 1998, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was ___%, reducing total expenses from ___% to ___%.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund






MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue,
New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank
Corporation, a broad-based financial services company with a bank at its core.
With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.

Timothy M. Ghriskey, CFA, Senior Portfolio Manager and Head of Value Equities at
Dreyfus, has managed the fund since its inception. He joined Dreyfus in July
1995 after ten years as an analyst and money manager for Loomis Sayles & Co., and today manages several other funds at Dreyfus.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.



FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated.
"Total return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and
distributions. These figures have been independently audited by [          ],
whose report, along with the fund's financial statements, is included in the annual report.



                                                    YEAR ENDED OCTOBER 31,

                                                                                    1998               1997             1996(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     13.89             12.50

Investment operations:

      Investment income -- net                                                                             .32               .23

      Net realized and unrealized gain (loss)
      on investments                                                                                      3.67              1.38

Total from investment operations                                                                          3.99              1.61

Distributions:

      Dividends from investment income -- net                                                            (.32)             (.22)

      Dividends from net realized gain
      on investments                                                                                     (.28)                --

Total distributions                                                                                      (.60)             (.22)

Net asset value, end of period                                                                           17.28             13.89

Total return (%)                                                                                         29.34            12.93(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               1.27             1.08(2)

Ratio of net investment income to
average net assets (%)                                                                                    1.98             1.76(2)

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                                                             1.36             1.05(2)

Portfolio turnover rate (%)                                                                              80.43            98.84(2)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                    4,314             2,858

(1)  FROM DECEMBER 29, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.

(2)  NOT ANNUALIZED.

The Fund

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

              (pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

              (pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

              (pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

              (pound)    change its minimum investment amounts

              (pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Fee for small accounts

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income quarterly, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.


Your Investment

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

(pound)  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

(pound) for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


Your Investment

 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * DDA# 8900276398

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900276398

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900276398

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

For More Information

                        Dreyfus Equity Dividend Fund A Series of Dreyfus Debt and Equity Funds
                        -----------------------------

                        SEC file number:  811-4748

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                                 042P0399

                                 HYS043SP0399

                                    12/8/98

Dreyfus  High Yield  Securities Fund

Investing in high yield fixed-income securities to maximize total return

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                                                       The Fund

                                             Dreyfus High Yield Securities Fund
                                                -------------------------------

                                                           Ticker Symbol: DHIYX

GOAL/APPROACH

The fund seeks to maximize total return through current income and capital appreciation. To pursue this goal, it invests at least 65% of total assets in fixed-income securities that, at the time of purchase, are rated below investment grade (" junk" bonds or "high yield" bonds) or are the unrated equivalent as determined by Dreyfus. The fund's portfolio may include various types of high yield securities, including debentures, mortgage-related securities, asset-backed securities, zero coupon securities, preferred stock, convertible securities and other debt instruments of both U.S. and foreign issuers. The fund may also invest in investment grade securities when the portfolio manager chooses to take a defensive investment position.

In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements.

The fund's investment process is based on fundamental credit research, focusing on out-of-favor companies that are awaiting a "trigger event" that could increase the value of the firm's debt. The fund looks at a variety of factors when assessing a potential investment, including the company' s financial strength, the state of the industry or sector, the company's management, and whether there is sufficient equity value in the company.

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

HIGH YIELD BONDS: those rated BB or Ba and below by credit-rating agencies such as Standard & Poor's or Moody's. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.




<PAGE 2>

MAIN RISKS

High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general. The fund' s share price could also be hurt if it held bonds of issuers who default on payments of principal or interest. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

Other risk factors could have an effect on the fund's performance:

                  (pound) if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price

                  (pound) if the fund's mortgage-related or asset-backed securities are paid off substantially earlier or later than expected, the fund's share price or yields could be hurt

                  (pound) price and yield of any foreign debt security the fund may own may be affected by factors ranging from political/economic instability to changes in currency exchange rates

                  (pound) during unusual market conditions, the fund may not be able to sell certain securities at the time and price it would like


Other potential risks

Most mortgage- and asset-backed securities are a form of derivative. The fund also may use futures and options which are derivatives. Derivatives can be illiquid and highly sensitive to changes in their underlying security, index or interest rate, and as a result can be highly volatile. Certain derivatives may be used to leverage the fund, meaning that a small investment could have a potentially large impact on the fund.


                                                                       The Fund



<PAGE 3>

PAST PERFORMANCE

The two tables below show the fund' s annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Merrill Lynch High Yield Master II Index, an unmanaged bond performance benchmark. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                                 Q0 '00         +0.00%

WORST QUARTER:                                Q0 '00         -0.00%
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                     Inception

                                                     1 Year          (3/25/96)
                        --------------------------------------------------------

                        FUND                           XX.XX%           XX.XX%

                        MERRILL LYNCH

                        HIGH YIELD

                        MASTER II INDEX                XX.XX%           XX.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 3/31/96 IS USED AS THE BEGINNING VALUE ON 3/25/96.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                                   X.XX%

CHARGED ONLY WHEN SELLING SHARES YOU HAVE OWNED FOR LESS THAN SIX MONTHS

Maximum account fee                                                        $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES BELOW $2,000 (SEE "ACCOUNT POLICIES")
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           x.xx%

Shareholder services fee                                                  x.xx%

Other expenses                                                            x.xx%
                         -------------------------------------------------------

TOTAL                                                                     X.XX%
                        --------------------------------------------------------

Expense example


1 Year                                                          3 Years                    5 Years                   10 Years
                                         ----------------------------------------------------------------------------------------
$XXX                                                             $XXX                       $XXX                      $XXX

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                       The Fund





<PAGE 5>

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.

Roger King has been the fund's portfolio manager since the fund's inception. Prior to joining Dreyfus in February 1996, Mr. King was a Vice President of High Yield Research and, most recently, Director of High Yield Research at Citibank Securities, Inc.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.





<PAGE 6>

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. " Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and
distributions.  These  figures  have been independently audited by [          ],
whose report, along with the fund's financial statements, is included in the annual report.


                                                                                                YEAR ENDED OCTOBER 31,

                                                                                    1998               1997             1996(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                   13.83             12.50

Investment operations:

      Investment income -- net                                                                          1.58               .69

      Net realized and unrealized gain (loss)
      on investments                                                                                    1.14              1.19

Total from investment operations                                                                        2.72              1.88

Distributions:

      Dividends from investment income -- net                                                          (1.56)             (.55)

      Dividends from net realized gain
      on investments                                                                                    (.23)                --

Total distributions                                                                                    (1.79)             (.55)

Net asset value, end of period                                                                         14.76             13.83

Total return (%)(2)                                                                                    21.13             25.14(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                              .71               .02(3)

Ratio of interest expenses to
average net assets (%)                                                                                   .34               .27(3)

Ratio of net investment income to
average net assets (%)                                                                                 11.72             11.33(3)

Decrease reflected in above expense
ratios due to actions by Dreyfus (%)                                                                     .43              1.55(3)

Portfolio turnover rate (%)                                                                           252.50            233.62(4)
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                120,818            24,857

(1)  FROM MARCH 25, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.

(2)  EXCLUSIVE OF REDEMPTION FEE.

(3)  ANNUALIZED.    (4) NOT ANNUALIZED.

                                                                       The Fund



<PAGE 7>

                                                                Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.





<PAGE 8>

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that:

      (pound) if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days

      (pound)     if you are selling  or exchanging shares you have
                  owned for less than six months, the fund may deduct a [x]% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through reinvestment)
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

     (pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

     (pound)      requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

                (pound) refuse  any  purchase  or exchange request that
                        could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

                (pound) refuse any purchase or exchange request in excess of
                        1% of the fund's total assets

                (pound) change  or  discontinue  its  exchange privilege, or temporarily suspend this privilege during unusual market conditions

                (pound) change its minimum investment amounts

                (pound) delay  sending  out  redemption  proceeds  for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Fee for small accounts

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income quarterly, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.


                                                                Your Investment




<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


<PAGE 12>

Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts) . You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts obtain information on other Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

(pound)  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

(pound) for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

                                                                Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * DDA# 8900276428

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900276428

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

<PAGE 14>

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment



<PAGE 15>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900276428

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

<PAGE 16>

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment



<PAGE 17>

                                                           For More Information

                        Dreyfus High Yield Securities Fund

                        A Series of Dreyfus Income Funds
                        -----------------------------

                        SEC file number:  811-4748

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund' s performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                                 043P0399



<PAGE >



Dreyfus Premier High Yield Debt Plus Equity Fund

Investing in high yield fixed-income securities, and in common stocks, for maximum total return

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier High Yield Debt Plus Equity Fund
                                             ----------------------------------

                                             Ticker Symbols:  NOT YET AVAILABLE

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests primarily in below investment grade fixed-income securities (junk bonds or high yield bonds), whether rated or deemed of comparable quality by the portfolio managers. Its portfolio of lower-rated fixed-income securities may include corporate debt, mortgage-related and asset-backed securities, municipal obligations, convertible securities, and preferred stocks. The fund will also invest in common stocks, with an emphasis on those of companies that issue below investment grade debt.

The proportion of fund assets invested in bonds and stocks may vary depending on market conditions, but typically at least 50% of the fund's portfolio will be invested in high yield fixed-income securities. The fund will focus primarily on U.S. securities, but may invest some of its assets in foreign bonds and stocks, including those of issuers in the emerging markets.

To select securities for the fund, the portfolio managers conduct extensive research into the credit history and current financial strength of high yield bond issuers as well as other types of companies. The managers also examine the long-term outlook for the sector in which an issuer operates, seeking companies and industries that they believe may benefit from positive long-term trends.

For the fund's fixed-income component, the portfolio managers seek issuers that they believe have the financial strength to pay off high yield debt in a timely fashion. The managers focus particularly on "undervalued" issues, purchased at a discount, with a perceived trigger event that may increase their value. For the fund's stock component, the managers emphasize companies with growth potential, based on factors similar to those when purchasing undervalued high yield bonds.

Concepts to understand

HIGH YIELD BONDS: those rated BB or Ba and below by credit rating agencies such as Standard & Poor's or Moody's. Because the issuers may be at an early stage of development or may have been unable to repay their debts in the past, their bonds typically must offer higher yields than investment grade securities to compensate investors for their greater credit risk.

INSIDE COVER

MAIN RISKS

High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general. The fund's share price could also be hurt if it held bonds of issuers who default on payments of principal or interest, or there is a decline in the credit quality of a bond, or perception of a decline. As a result, the value of your investment in the fund could go up and down, sometimes dramatically, and you could lose money.

The fund may invest in the common stock of companies in troubled or uncertain financial condition, such as companies which have no earnings or which have experienced losses, or in companies which have a highly leveraged capital structure. The securities of these companies may decline sharply in price and be less liquid, particularly when a downturn in the economy occurs.

The fund may invest in the fixed income securities and the common stock of the same issuer simultaneously, or may alternate between the two to take advantage of varying opportunities. While this gives the managers broader ability to invest in companies where they perceive the best risk/reward conditions to exist, it can enhance the fund's volatility relative to funds which invest exclusively in high yield bonds.

Any foreign securities the fund may own involve special risks, such as exposure to currency fluctuations, economic and political instability, and potentially less liquidity. Also, during unusual market conditions, the fund may not be able to sell certain securities at the time and price it would like.

Other potential risks

The fund may invest in derivative securities such as options and futures, and in foreign currencies. These practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in short-term trading. This could increase the fund's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

The fund may buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance as of the end of the fiscal year, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       1

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table


                                                                             CLASS A         CLASS B        CLASS C        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        5.75           NONE           NONE           4.50

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             NONE*          4.00           1.00           NONE*

Maximum account fee

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES BELOW $2,000

(SEE "YOUR INVESTMENT--ACCOUNT POLICIES")                                        $12            $12            $12            $12
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                  .75            .75            .75            .75

12b-1 fee                                                                       NONE            .75            .75            .25

Shareholder services fee                                                         .25            .25            .25            .25

Other expenses                                                                  X.XX           X.XX           X.XX           X.XX
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                           X.XX           X.XX           X.XX           X.XX

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.



Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000

WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS T                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

12B-1 FEE: the fee paid to the fund's distributor for distributing Class B and Class C shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The fund's primary portfolio managers are Roger King and John Koerber. Each has managed the fund since its inception. Mr. King has been employed by Dreyfus since February 1996. Previously, Mr. King was Director of High Yield Research at Citibank Securities. Mr. Koerber has been employed by Dreyfus since May 1996. Previously, he was a securities analyst at R.D. Smith (Europe) and a Vice President at Smith Barney.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

The Fund       3

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal period indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been
independently audited by [                 ], whose report, along with the
fund's financial statements, is included in the annual report.

                                                                 YEAR ENDED
OCTOBER 31,
CLASS A                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net(1)

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)(2)

Ratio of dividends on securities sold short to average net assets (%)(2)

Ratio of net investment income to average net assets (%)(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)(2)

Portfolio turnover rate (%)(2)
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.

                                                                 YEAR ENDED
OCTOBER 31,
CLASS B                                                            1998(1)
-------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net(1)

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)(2)

Ratio of dividends on securities sold short to average net assets (%)(2)

Ratio of net investment income to average net assets (%)(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)(2)

Portfolio turnover rate (%)(2)
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FROM XX/XX/XX THROUGH OCTOBER 31, 1998.

                                                                 YEAR ENDED
OCTOBER 31,
CLASS C                                                            1998(1)
-------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net(1)

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)(2)

Ratio of dividends on securities sold short to average net assets (%)(2)

Ratio of net investment income to average net assets (%)(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)(2)

Portfolio turnover rate (%)(2)
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FROM XX/XX/XX THROUGH OCTOBER 31, 1998.

                                                                 YEAR ENDED
OCTOBER 31,
CLASS T                                                            1998(1)
-------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net(1)

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)(2)

Ratio of dividends on securities sold short to average net assets (%)(2)

Ratio of net investment income to average net assets (%)(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)(2)

Portfolio turnover rate (%)(2)
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FROM XX/XX/XX THROUGH OCTOBER 31, 1998.

The Fund       5

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

(pound) Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

(pound) Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

(pound) Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

(pound) Class T shares have a lower front-end load and a higher Rule 12b-1 fee than Class A shares.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES


                                Sales charge             Sales charge as
                                deducted as a %          a % of your
Your investment                 of offering price        net investment
--------------------------------------------------------------------------------

                                                     Class                Class                Class                Class
                                                     A                    T                    A                    T
---------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%                 4.50%               6.10%                4.70%

$50,000 -- $99,999                                   4.50%                4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                3.00%                3.60%                3.10%

$250,000 -- $499,999                                 2.50%                2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                0.00%                0.00%                0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment)

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
-------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 Contingent deferred sales charge
Time since you bought            as a % of your initial investment or
the shares you are selling       your redemption (whichever is less)
-------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
-------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A and Class T shares you already own to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the NAV next calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
-------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
-------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B and C are offered at NAV, but are subject to higher distribution fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. Certain investors may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       7

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income on a quarterly basis, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. (Or, you can exchange Class T shares for Class A shares of another Dreyfus Premier fund.) You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, Class B, or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       9

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337567

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900337567

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 7).

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427

Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900337567

* the fund name

* the share class * your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 7).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427

Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

Your Investment       11

For More Information

Dreyfus Premier High Yield Debt Plus Equity Fund

A Series of Dreyfus Debt and Equity Funds
--------------------------------------

SEC file number:  811-4748

More information on this fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation
046P0399

<X>

[Application p 1 here]

[Application p 2 here]

Dreyfus Premier Real Estate Mortgage Fund

Investing in mortgage and real estate related debt and equity securities for maximum total return

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Real Estate Mortgage Fund
                                           -----------------------------

                                           Ticker Symbols  CLASS A: N/A

                                                        CLASS B: N/A

                                                        CLASS C: N/A

                                                        CLASS R: N/A

                                                        CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks to maximize total return. To pursue this goal, it invests at least 65% of total assets in mortgage-related securities, which include commercial mortgage-backed securities; the common stock, preferred stock, and debt issued by real estate investment trusts ("REITs"); mortgage pass-through securities issued and/or guaranteed by U.S. government agencies, including the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; and collateralized mortgage obligations ("CMOs"), including residential and commercial mortgage-backed securities. The fund also may invest in asset-backed securities, U.S. Treasury securities, zero coupon bonds and other corporate debt securities, as well as the common and preferred stock of companies that invest or deal in real estate.

The average effective duration of the fund's fixed- income securities typically ranges from two to six years. The fund typically maintains an investment grade, average dollar-weighted credit rating (at least BBB/Baa) as measured by a nationally recognized rating agency, although the fund may invest significantly in individual securities rated below BBB/Baa ("high yield" or "junk" bonds).

The portfolio manager actively allocates assets based on an analysis of the long-term real estate environment and economic models that project returns under various interest rate and prepayment scenarios. The manager uses a value approach to selecting REITs and generally seeks to invest across geographic areas and industry sectors.

Concepts to understand

MORTGAGE PASS-THROUGH SECURITIES: pools of residential mortgages with cash flows "passed through" to the holders of the securities via monthly payments of interest and principal. CMOS: multi-class bonds backed by pools of mortgage pass-through securities or mortgage loans; either residential or commercial. CMOs may be issued by U.S. government agencies or by private entities. COMMERCIAL MORTGAGE-BACKED SECURITIES: a CMO backed by loans on apartment buildings, office buildings, or shopping centers. REITS: pooled investment vehicles that invest directly in real estate, mortgages and loans.

INSIDE COVER

MAIN RISKS

The fund carries the risks generally associated with real estate investments, such as potential declines in the value of real estate, variations in rental incomes, risks related to economic conditions, overbuilding and competition, increases in property taxes, changes in zoning laws, occupancy rates, changes in interest rates, and liquidity in the market. Both the fund's equity and debt investments will be affected by these factors. The value of your investment in the fund could go up and down, which means that you could lose money.

High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price and less liquid, and are considered speculative. Their prices can fall in response to bad news about the issuer, the issuer's industry, or the economy in general.

While prices of fixed-income securities tend to move inversely with interest rate changes, mortgage securities have a different interest rate sensitivity than other bonds because of prepayment risk and other factors. When interest rates fall, these securities may be paid off earlier than expected, and the fund may reinvest those assets at lower rates. This factor lessens price-appreciation potential from interest rate declines. When rates rise, prices may decline less, given their generally higher coupon. Also, if mortgage securities are paid off later than expected, the fund's duration could lengthen, potentially increasing volatility.

While the principal and interest payments of some of the fund's securities may be guaranteed by the U.S. government or its agencies, this guarantee does not apply to their market value or the fund's share price.

Other potential risks

Most mortgage and asset-backed securities are a form of derivative. The fund also uses futures and options, which are derivatives. Derivatives can be illiquid and highly sensitive to changes in their underlying instrument, and as a result can be highly volatile. The fund also makes numerous purchases on a forward commitment basis, which can enhance volatility.

Because the fund's assets are mainly invested in one area of economic activity, its performance may be more volatile than a diversified fund.

PAST PERFORMANCE

The first table shows how the fund's Class A shares performed over the past calendar year. The sales load is not reflected; if it were, the return shown would be less. The second compares the performance of Class A shares during that time to that of the Lehman Brothers Aggregate and Standard & Poor's Composite REIT indices. Class A returns reflect the applicable sales load. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                    QX 'XX                      X.XX%

WORST QUARTER:                   QX 'XX                      X.XX%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98



                              Inception Date                                     1 Year                          Life of fund
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                          xx/xx/xx                                               0.00%                              0.00%

LEHMAN BROTHERS AGGREGATE*                                                              X.XX%                               X.XX%*

STANDARD & POOR'S
COMPOSITE REIT                                                                          X.XX%                               X.XX%*

*  FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON XX/XX/XX IS USED AS THE
BEGINNING VALUE ON XX/XX/XX. THE LEHMAN INDEX IS A LEADING MEASURE OF OVERALL
BOND MARKET PERFORMANCE. THE S&P INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF THE
100 LARGEST REITS. THE FUND'S CLASS B, C, R, AND T SHARES WERE NOT OFFERED TO
THE PUBLIC UNTIL DECEMBER 24, 1998.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       1

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table


                                                                  CLASS A       CLASS B       CLASS C        CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                            5.75          X.XX          X.XX             --          4.50

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                 NONE*         4.00          4.00             --          X.XX

Maximum account fee

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES BELOW $2,000

(SEE "YOUR INVESTMENT--ACCOUNT POLICIES")                            $12           $12           $12            $12           $12
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                      .65           .65           .65            .65          X.XX

12b-1 fees                                                          NONE           .75           .75           NONE           .25

Shareholder services fee                                             .25           .25           .25           NONE           .25

Other expenses                                                      X.XX          X.XX          X.XX           X.XX          X.XX
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                               X.XX          X.XX          X.XX           X.XX          X.XX

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

Expense example


                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000

WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

CLASS T                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
   THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

12B-1 FEE: the fee paid to Premier Mutual Fund Services, Inc., the fund's distributor for shareholder service and promotional expenses. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $110 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $335 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The Fund's primary portfolio manager is Michael Hoeh. He has held that position since the Fund's inception and has been employed by Dreyfus since October 1996. Prior to joining Dreyfus Mr. Hoeh was Vice President of Portfolio Management at Arm Capital Advisors, Inc. From 1993 to 1994, Mr. Hoeh was Vice President in the risk management division of Blackrock Financial Management where he was employed since January 1992.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

The Fund       3

FINANCIAL HIGHLIGHTS

The following table describes the performance of the fund's Class A shares for the fiscal periods indicated. No information is provided for the fund's other share classes, which were first offered to the public on December 24, 1998. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and
distributions. These figures have been independently audited by [             ],
whose report, along with the fund's financial statements, is included in the annual report.

YEAR ENDED OCTOBER 31,


CLASS A                                                       1998      1997(1)
-------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                          12.69     12.50


 Investment operations:  Investment income -- net                                                         1.03              .06

                         Net realized and unrealized gain (loss) on investments                          (.52)              .13

 Total from investment operations                                                                          .51              .19

 Distributions:          Dividends from investment income -- net                                         (.96)               --

                         Dividends from net realized gain on investments                                 (.15)               --

 Total distributions                                                                                    (1.11)               --

 Net asset value, end of period                                                                          12.09            12.69

 Total return (%) (2)                                                                                     3.82          17.34(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                     .90     .90(3)

Ratio of interest expense to average net assets (%)            1.66         --

Ratio of net investment income to average net assets (%)       8.13    5.39(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)  .71
2.77(3)

Portfolio turnover rate (%)                                  752.42  244.61(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                        12,907    10,396

(1)  FROM SEPTEMBER 30, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(2)  EXCLUSIVE OF REDEMPTION FEE.

(3)  ANNUALIZED.

(4)  NOT ANNUALIZED.

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

(pound) Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

(pound) Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

(pound) Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

(pound) Class R shares are designed for eligible institu-tions on behalf of their clients. Individuals may not purchase these shares directly.

(pound) Class T shares are an alternative to Class A shares, with a lower front-end load and a higher 12b-1 fee.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or refer to the SAI to see if this may apply to you. Owners of Class A shares on or prior to December 24, 1998 are not subject to the sales charge.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES



                                Sales charge             Sales charge as
                                deducted as a %          a % of your
Your investment                 of offering price        net investment
--------------------------------------------------------------------------------

                                                     Class                Class                Class                Class
                                                     A                    T                    A                    T
--------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%                4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                3.00%                3.60%                3.10%

$250,000 -- $499,999                                 2.50%                2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                0.00%                0.00%                0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment)

Class A shares carry an annual Rule 12b-1 fee of 0.25% and Class T carry an annual Rule 12b-1 fee of 0.50% of the class's average daily net assets.
-------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 Contingent deferred sales charge
Time since you bought            as a % of your initial investment or
the shares you are selling       your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A and Class T shares you already own to the amount of your next Class A and Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Your Investment       5

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the Statement of Additional Information for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income quarterly, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above is a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

Your Investment       7

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class (or Class A, in the case of Class
T) of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current net asset value without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund

   P.O. Box 6587, Providence, RI 02940-6587
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund

P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 0000000000

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 0000000000

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 7).

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       9

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 0000000000

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 7).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

NOTES

Your Investment       11

Application p1 here

Application p2 here

For More Information

Dreyfus Premier Real Estate Mortgage Fund
--------------------------------------

SEC file number:  811-4748

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (and is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation
045P0399

                                 STHY044SP0399

                                    12/8/98

Dreyfus  Short Term High Yield Fund

Investing in high yield fixed-income securities to maximize current income

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                                                       The Fund

                                             Dreyfus Short Term High Yield Fund
                                               --------------------------------

                                                           Ticker Symbol: DSHYX

GOAL/APPROACH

The fund seeks high current income. To pursue this goal, it invests at least 65% of net assets in fixed-income securities that, at the time of purchase, are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by Dreyfus. The fund's portfolio may include various types of high yield securities, including debentures, mortgage-related securities, asset-backed securities, zero coupon securities and other debt instruments of U.S. and foreign issuers.

In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The fund attempts to manage interest rate risk by maintaining an average effective portfolio duration of three years or less, although there is no limit on the duration of individual securities.

The fund's investment process is based on fundamental credit research, focusing on out-of-favor companies that are awaiting a "trigger event" that could increase the value of the firm's debt. The fund looks at a variety of factors when assessing a potential investment, including the company' s financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company.

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

HIGH YIELD BONDS: those rated BB or Ba and below by credit-rating agencies such as Standard & Poor's or Moody's. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

DURATION: an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund's duration, the more it will react to interest rate fluctuations and the greater its long-term risk/ return potential.




<PAGE 2>

MAIN RISKS

High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general. The fund' s share price could also be hurt if it held bonds of issuers who default on payments of principal or interest. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

Other risk factors could have an effect on the fund's performance:

(pound)if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price

(pound)if the fund' s mortgage-related or asset-backed securities are paid off substantially earlier or later than expected, the fund's share price or yields could be hurt

(pound)price and yield of any foreign debt security the fund may own may be affected by factors ranging from political/economic instability to changes in currency exchange rates


Other potential risks

The fund may invest in certain derivatives, including futures, options, and some mortgage-related and asset-backed securities. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. Certain derivatives may be used to leverage the fund, meaning that a small investment could have a potentially large impact on the fund.

                                                                       The Fund



<PAGE 3>

PAST PERFORMANCE

The first table below shows the fund's performance from year to year. The second compares the fund's performance to that of the Merrill Lynch High Yield Master II Index, an unmanaged bond performance benchmark, and to that of the Dreyfus Customized Limited Term High Yield Index, a blended index composed of four shorter-term subindices of the Merrill Lynch index and prepared by Dreyfus. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                                 Q '                 %

WORST QUARTER:                                Q '                 %
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                      Inception

                                                     1 Year           (8/16/96)
                        --------------------------------------------------------

                        FUND                          XX.XX%            XX.XX%

                        MERRILL LYNCH

                        HIGH YIELD

                        MASTER II INDEX               XX.XX%            XX.XX%*

                        DREYFUS CUSTOMIZED

                        LIMITED TERM

                        HIGH YIELD INDEX              XX.XX%            XX.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 8/31/96 IS USED AS THE BEGINNING VALUE ON 8/16/96.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.
                        --------------------------------------------------------

                        Fee table

Maximum Account Fee                                                        $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES

BELOW $2,000 (SEE "ACCOUNT POLICIES")

                        ANNUAL FUND OPERATING EXPENSES

                        % OF AVERAGE DAILY NET ASSETS

                        Management fees                                        %

                        Shareholder services fee                               %

                        Other expenses                                         %
                        --------------------------------------------------------

                        TOTAL                                                  %
                        --------------------------------------------------------


Expense example

1 Year                                                          3 Years                    5 Years                   10 Years
                                         ----------------------------------------------------------------------------------------
$                                                                   $                          $                           $

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                       The Fund





<PAGE 5>

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.

Roger King is the fund's primary portfolio manager, a position he has held since the fund's inception. Prior to joining Dreyfus in February 1996, Mr. King was a Vice President of High Yield Research and, most recently, Director of High Yield Research at Citibank Securities, Inc.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.





<PAGE 5>

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. " Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                                                           YEAR ENDED OCTOBER 31,

                                                                                    1998               1997             1996(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                   12.69             12.50

Investment operations:

      Investment income -- net                                                                          1.29               .26

      Net realized and unrealized
      gain (loss) on investments                                                                         .34               .19

Total from investment operations                                                                        1.63               .45

Distributions:

      Dividends from investment income -- net                                                          (1.29)             (.26)

      Dividends from net realized gain
      on investments                                                                                    (.05)                 -

Total distributions                                                                                    (1.34)             (.26)

Net asset value, end of period                                                                         12.98             12.69

Total return (%)                                                                                       13.38             17.02(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                             1.09               .92(2)

Ratio of interest expense to
average net assets (%)                                                                                   .22                 --

Ratio of net investment income to
average net assets (%)                                                                                 10.02              9.76(2)

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                                                            .02              1.62(2)

Portfolio turnover rate (%)                                                                           102.59             77.79(3)
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                146,727            18,779

(1)  FROM AUGUST 16, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.

(2)  ANNUALIZED.

(3)  NOT ANNUALIZED.

                                                                       The Fund



<PAGE 6>

                                                                Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.






<PAGE 7>

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment



<PAGE 8>

ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes
reasonable    measures    to    verify    the    order.

THE FUND RESERVES THE RIGHT TO:

               (pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

               (pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

               (pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

               (pound)  change its minimum investment amounts

               (pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Fee for small accounts

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


<PAGE 9>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

                                                                Your Investment




<PAGE 10>

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






<PAGE 11>

Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts) . You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

(pound)  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

(pound) for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


                                                                Your Investment

<PAGE 12>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * DDA# 8900312033

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900312033

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.










<PAGE 13>

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment



<PAGE 14>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* DDA# 8900312033

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.









<PAGE 15>

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment



<PAGE 16>

                                                           For More Information

                        Dreyfus Short Term High Yield Fund

                        A Series of Dreyfus Debt and Equity Funds
                        -----------------------------

                        SEC file number:  811-4748

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund' s performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                                 044P0399

___________________________________________________________________________

                        DREYFUS DEBT AND EQUITY FUNDS


                           DREYFUS CORE BOND FUND
                        DREYFUS EQUITY DIVIDEND FUND
                     DREYFUS HIGH YIELD SECURITIES FUND
              DREYFUS PREMIER HIGH YIELD DEBT PLUS EQUITY FUND
               (Class A, Class B, Class C and Class T Shares)
                  DREYFUS PREMIER REAL ESTATE MORTGAGE FUND
           (Class A, Class B, Class C, Class R and Class T Shares)
                     DREYFUS SHORT TERM HIGH YIELD FUND

                     STATEMENT OF ADDITIONAL INFORMATION
                                MARCH 1, 1999


___________________________________________________________________________

    This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Core Bond Fund, Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund, Dreyfus Premier High Yield Debt Plus Equity Fund, Dreyfus Premier Real Estate Mortgage Fund and Dreyfus Short Term High Yield Fund, each dated March 1, 1999 (each, a "Fund," and collectively, the "Funds") of Dreyfus Debt and Equity Funds (the "Company"), as each may be revised from time to time. To obtain a copy of the Prospectus of Dreyfus Core Bond Fund, Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund or Dreyfus Short Term High Yield Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call toll free 1-800-645-6561. In New York City, call 1-718-895-1206; and outside the U.S. call 516-794-5452.


    For a copy of the Prospectus of Dreyfus Premier High Yield Debt Plus Equity Fund or Dreyfus Premier Real Estate Mortgage Fund, please call your financial adviser at 1-800-554-4611.


    The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements. accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                              TABLE OF CONTENTS
                                                                        Page

Description of the Company and Funds................................... B-3
Management of the Company.............................................. B-32
Management Arrangements................................................ B-37
How to Buy Shares...................................................... B-41
Distribution Plan and Shareholder Services Plan........................ B-50
How to Redeem Shares................................................... B-52
Shareholder Services................................................... B-57
Determination of Net Asset Value....................................... B-63
Dividends, Distributions and Taxes..................................... B-64
Portfolio Transactions................................................. B-67
Performance Information................................................ B-68
Information About the Company and the Funds............................ B-73
Counsel and Independent Auditors....................................... B-75
Appendix............................................................... B-76



                    DESCRIPTION OF THE COMPANY AND FUNDS

    The Company is a Massachusetts business trust that commenced operations on October 1, 1986. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund. Each of Dreyfus Core Bond Fund, Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund and Dreyfus Short Term High Yield Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each of Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Premier Real Estate Mortgage Fund (collectively, the "Dreyfus Premier Funds") is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").


    The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

    The following information supplements and should be read in conjunction with each Fund's Prospectus.





     Corporate Debt Securities. (All Funds) Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.


    Convertible Securities. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Warrants.  (All Funds, except Dreyfus Premier Real Estate Mortgage
Fund) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. A Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.


     Common Stock. (All Funds) From time to time, a Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. A Fund also may hold common stock received upon the conversion of convertible securities. Dreyfus Premier Real Estate Mortgage Fund may invest directly in the common stocks of issuers that primarily invest or deal in real estate. Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Equity Dividend Fund are not restricted in the kinds of common stock each may purchase.





     Participation Interests.  (All Funds, except Dreyfus Equity Dividend
Fund) Each of these Funds may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."


     The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. The Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.


     Municipal Obligations. (All Funds, except Dreyfus Equity Dividend Fund and Dreyfus Premier Real Estate Mortgage Fund) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal obligation and purchased and sold separately.
The Fund also may acquire call options on specific Municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related Municipal obligation redeeming, or other holder of the call option from calling away, the Municipal obligation before maturity.


     While, in general, Municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-Municipal obligations of similar quality, certain Municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from Municipal obligations generally will be subject to Federal income tax. The Fund may invest in Municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund currently intends to invest no more than 25% of its assets in Municipal obligations. However, this percentage may be varied from time to time without shareholder approval.


     Variable and Floating Rate Securities. (All Funds) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     A Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

     A Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.


     Mortgage-Related Securities. (All Funds, except Dreyfus Equity Dividend Fund) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.


Residential Mortgage-Related Securities-A Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities.
Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.


     Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.






Commercial Mortgage-Related Securities-Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.


Subordinated Securities-A Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.






Collateralized Mortgage Obligations ("CMOs") and Multi-Class Pass-Through-Securities-A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by
(a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.


     Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

     Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.


Stripped Mortgage-Backed Securities-A Fund also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying Security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.


Real Estate Investment Trusts-A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.


     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.
Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.


Adjustable-Rate Mortgage Loans ("ARMs")-ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.


Private Entity Securities-These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other nongovernmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.


Other Mortgage-Related Securities-Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.











     Asset-Backed Securities.  (All Funds, except Dreyfus Equity Dividend
Fund) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. A Fund may invest in these and other types of asset-backed securities that may be developed in the future.


     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide a Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.


     Zero Coupon Securities.  (All Funds, except Dreyfus Equity Dividend
Fund) A Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity.
The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.






     Zero coupon securities issued by private entities include bonds, notes, and debentures that do not pay current interest and are issued at substantial discounts from par value or, in some cases, that pay no current interest until a stated date one or more years in the future, after which the issuer is obligated to pay interest until maturity (in which case the interest rate is usually higher than if interest were payable from the issuance date). Zero coupon securities issued by private entities are subject to the risk of the issuer's failure to pay interest and repay the principal value of the security, which risk is enhanced in the case of below investment grade rated (or of comparable quality, if unrated) zero coupon securities. Private entities also may issue zero coupon securities which constitute a proportionate interest of the issuer's pool of underlying U.S. Treasury securities. Zero coupon securities issued directly by the U.S. Treasury include notes and bonds which have been stripped of their interest coupons and receipts. While U.S. Treasury-related zero coupon securities are not subject to the same credit risk as a security issued directly by a private entity, they are subject to interest rate risk to the same extent.


     The Fund is required to accrue taxable income on zero coupon securities and is required to distribute it to shareholders. Such distributions may require the Fund to sell other securities and incur a gain or loss at a time it may otherwise not want to in order to obtain the cash needed for these distributions.


     High Yield-Lower Rated Securities. (All Funds, except Dreyfus Equity Dividend Fund) A Fund may invest in higher yielding (and, therefore higher risk) debt securities (mortgage-related securities with respect to Dreyfus Premier Real Estate Mortgage Fund). These securities include those rated below Baa by Moody's Investors Service, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff," and with the other rating agencies, the "Rating Agencies") and as low as the lowest rating assigned by the Rating Agencies. Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P, Fitch or Duff are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P, Fitch and Duff are in default and the payment of interest and/or repayment of principal is in arrears. Such securities, though high yielding, are characterized by great risk. See "Appendix" for a general description of securities ratings.






     The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety or interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal. The Fund's ability to achieve its investment objective may be more dependent on the Manager's credit analysis than might be the case for a fund that invested in higher rated securities.


     With respect to each of Dreyfus High Yield Securities Fund, Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Short Term High Yield Fund, the average distribution of investments of the Fund in corporate bonds (excluding preferred stock, convertible preferred stock and convertible bonds) by ratings for the fiscal year ended October 31, 1998, calculated monthly on a dollar-weighted basis, was as follows:


Dreyfus High Yield
Securities Fund     Moody's  or      S&P, Fitch or Duff   Percentage
________________    _______          __________________   __________

                    Aaa                   AAA                ___%
                    Baa                   BBB                ___%
                    Ba                    BB                 ___%
                    B                     B                  ___%
                    Caa                   CCC                ___%
                    NR                    NR                 ___%



Dreyfus
Premier
High Yield Debt
Plus Equity Fund   Moody's   or     S&P, Fitch or Duff     Percentage
________________   _______          ________________       __________

                    Aaa                   AAA                 ___%
                    Baa                   BBB                 ___%
                    Ba                    BB                  ___%
                    B                     B                   ___%
                    Caa                   CCC                 ___%
                    NR                    NR                  ___%



Dreyfus Short Term
High Yield Fund     Moody's    or   S&P, Fitch or Duff     Percentage
------------------  -------         ------------------     ----------
                    Aaa                  AAA                  ___%
                    Baa                  BBB                  ___%
                    Ba                   BB                   ___%
                    B                    B                    ___%
                    Caa                  CCC                  ___%
                    NR                   NR                   ___%
                                                              ___%


     The actual distribution of each of these Funds' corporate bond investments by ratings on any given date will vary, and the distribution of the Fund's investments by ratings as set forth above should not be considered as representative of the Fund's future portfolio composition.


     American Depositary Receipts. (Dreyfus Equity Dividend Fund and Dreyfus Premier High Yield Debt Plus Equity Fund only) Each of these Funds may invest in American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


     Foreign Government Obligations; Securities Of Supranational Entities. (All Funds, except Dreyfus Equity Dividend Fund) A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.






     Illiquid Securities. (All Funds) A Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


     Money Market Instruments. (All Funds) When the Manager determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.


Investment Techniques

     The following information supplements and should be read in conjunction with each Fund's Prospectus.

     Duration. (All Funds, except Dreyfus Equity Dividend Fund) As a measure of a fixed- income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Manager will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.


     Portfolio Maturity. (Dreyfus Core Bond Fund and Dreyfus Short Term High Yield Fund only) Dreyfus Core Bond Fund typically will maintain an average effective maturity ranging between five and ten years. However, to the extent the maturity of the Fund's benchmark index is outside this range at a particular time (generally, this may occur during other than usual market conditions), the Fund's average effective maturity also may fall outside such range. Under normal market conditions, the average effective portfolio maturity of Dreyfus Short Term High Yield Fund is expected to be three years or less. For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Manager reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Manager may base its conclusion on such factors as the interest-rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.


     Leverage. (All Funds) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


     A Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, a Fund's borrowings generally will be unsecured.


     Although Dreyfus Equity Dividend Fund may borrow money for leveraging as described above, it currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of its total assets, Dreyfus Equity Dividend Fund will not make any additional investments.


     Short-Selling. (All Funds) In these transactions, a Fund sells a security it does not own anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. In the case of Dreyfus Core Bond Fund, Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund, and Dreyfus Short Term High Yield Fund, the Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns.

     Until the Fund closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.


     Lending Portfolio Securities. (All Funds) A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, a Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker", a part of the interest earned from the investment of collateral received for securities loaned.


     Derivatives. (All Funds) A Fund may invest in, or enter into, derivatives, such as options and futures, swaps (with respect to all Funds, except Dreyfus Core Bond Fund and Dreyfus Equity Dividend Fund), mortgage-related securities (with respect to Dreyfus Core Bond Fund, Dreyfus High Yield Securities Fund and Dreyfus Short Term High Yield Fund) and asset-backed securities (with respect to Dreyfus High Yield Securities Fund and Dreyfus Short Term High Yield Fund), for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.















     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.



     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.


     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


     Although neither the Company nor any Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Fund may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of Counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.


Futures Transactions--In General. (All Funds) A Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.


     Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.


     Successful use of futures by a Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.


     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Fund's ability otherwise to invest those assets.


Specific Futures Transactions. A Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.


     Each Fund, except Dreyfus Premier Real Estate Mortgage Fund, may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.


     A Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.


Interest Rate Swaps. (All Funds, except Dreyfus Core Bond Fund and Dreyfus Equity Dividend Fund) Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.


Credit Derivatives. (Dreyfus High Yield Securities Fund, Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Short Term-High Yield Fund
only) Each of these Funds may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Fund. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.


Options--In General. (All Funds) A Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.


     A covered call option written by a Fund is a call option with respect to which a Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.


Specific Options Transactions. Each Fund, except Dreyfus Premier Real Estate Mortgage Fund, may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.


     Dreyfus Equity Dividend Fund and Dreyfus Premier High Yield Debt Plus Equity Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     Each Fund, except Dreyfus Core Bond Fund, may purchase cash-settled options on swaps in pursuit of their respective investment objective.
Equity index swaps in which Dreyfus Equity Dividend Fund and Dreyfus Premier High Yield Debt Plus Equity Fund may invest, involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use by a Fund of options will be subject to the ability of the Manager to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Fund may incur losses.


     Future Developments. (All Funds) A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


     Forward Roll Transactions. (Dreyfus Core Bond Fund and Dreyfus Premier Real Estate Mortgage Fund only) To enhance current income, each of these Funds may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will set aside in a segregated account of the Fund permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).


     Forward Commitments. (All Funds) A Fund may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments. At no time will the Fund have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.


     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


     Foreign Currency Transactions. (All Funds, except Dreyfus Premier Real Estate Mortgage Fund) A Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.


     Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. A Fund's success in these transactions will depend principally on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.



Investment Considerations and Risks














     High Yield-Lower Rated Securities. (All Funds, except Dreyfus Equity Dividend Fund) Each of these Funds may invest in securities rated below investment grade such as those rated Ba by Moody's BB by S&P, Fitch and Duff, including in securities with the lowest rating assigned by the Rating Agencies. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.


     Bond prices are inversely related to interest rate changes; however, bond price volatility also is inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund's relative share price volatility. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. These Funds will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.





     Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations.
The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the Issuer.

     Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

     These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. No Fund has an arrangement with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.


     Mortgage-Related Securities. (All Funds, except Dreyfus Equity Dividend Fund) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk. Although they may provide opportunities for enhanced total return, you should be aware that the lower rated mortgage-related securities in which the Fund may invest are likely to be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.


     Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by a Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on a Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.


     Real Estate-Related Equity Securities. (Dreyfus Premier Real Estate Mortgage Fund only) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.


     An investment in the Fund will generally be subject to the risks associated with real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The value of securities of companies that service the real estate industry will also be affected by these risks.


     The Fund's use of leverage may increase fluctuations in its net asset value and increase the gain or loss on your investment.


     Foreign Securities. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.


     Because evidences of ownership of foreign securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.


     Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.


     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions




     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.


     Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund and Dreyfus Short Term High Yield Fund only. Each of these Funds has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 through 16 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. None of these Funds may:


     1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation.


     2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     3. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     4. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

     5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 13 and 14 may be deemed to give rise to a senior security.


     10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts.


     11. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5 % of the value of its total assets.

     12. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, and options on futures contracts.

     14. Purchase, sell or write puts, calls or combinations thereof, except as described in the relevant Fund's Prospectus and Statement of Additional Information.

     15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     16. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                                     ***

     Dreyfus Core Bond Fund only. The Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 through 14 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. The Fund may not:

     1. Purchase the securities of any issuer (other than a bank) if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer, or invest more than 15% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to such limitations. Notwithstanding the foregoing, based on rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except as otherwise provided in such rules.


     2. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer. This restriction applies only with respect to 75% of the Fund's assets.


     3. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     4. Purchase, hold or deal in real estate, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

     5. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to indices, and options on futures contracts or indices.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     7. Make loans to others except through the purchase of debt obligations or the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board members.



     8. Act as an underwriter of securities of other issuers except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.



     10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when- issued or delayed delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those relating to indices and options on futures contracts or indices.

     12. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     13. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     14. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15 % of the value of the Fund's net assets would be so invested.

                                     ***

     Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Premier Real Estate Mortgage Fund only. Each of these Funds has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 11 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Neither of these Funds may:

     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As to Dreyfus Premier Real Estate Mortgage Fund, for purposes of this Investment Restriction, securities and instruments backed directly or indirectly by real estate and real estate mortgages and securities of companies engaged in the real estate business, including interests in real estate investment trusts, are not considered an industry.


     2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.



     3. Purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts or, as to Dreyfus Premier Real Estate Mortgage Fund only, acquire and sell real estate as a result of ownership of such securities or instruments.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may tend its portfolio securities in an amount not to exceed 33-1/3 % of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

     6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 8 and 9 may be deemed to give rise to a senior Security.


     8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.



     9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.


     10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                                     ***

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                          MANAGEMENT OF THE COMPANY

     The Company's Board is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


     The Dreyfus Corporation              Investment Adviser
     Premier Mutual Fund Services, Inc.   Distributor
     Dreyfus Transfer, Inc.               Transfer Agent
     Mellon Bank, N.A.                    Custodian

     Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Company


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He also is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc., (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies, and Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Company's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.


DAVID W. BURKE, Board Member.  Chairman of the Broadcasting Board of
     Governors, an independent board within the United States Information Agency, since August 1995. From August 1994 to December 31, 1994, Mr. Burke was a Consultant to the Manager, and from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News and Subsequently as President of CBS News. He is 61 years old and his address is Box 654, Eastham, Massachusetts 02642.

ROSALIND GERSTEN JACOBS, Board Member.  Director of Merchandise and
     Marketing for Corporate Property Investors, a real estate investment company. From 1974 to 1976, she was owner and manager of a merchandise and marketing consulting firm. Prior to 1974, she was a Vice President of Macy's, New York. She is 72 years old and her address is c/o Corporate Property Investors, 305 East 47th Street, New York, New York 10017.

DIANE DUNST, Board Member.  Since January 1992, President of Diane Dunst
     Promotion, Inc., a full service promotion agency. From January 1989 to January 1992, Director of Promotion Services, Lear's Magazine. From 1985 to January 1989, she was Sales Promotion Manager of Wile Magazine. Ms. Dunst is 58 years old and her address is 1172 Park Avenue, New York, New York 10128.

JAY I. MELTZER, Board Member. Physician engaged in private practice specializing in internal medicine. He is also a member of the Advisory Board of the Section of Society and Medicine, College of Physicians and Surgeons, Columbia University and a Clinical Professor of Medicine, Department of Medicine, Columbia University College of Physicians and Surgeons. He is 69 years old and his address is 903 Park Avenue, New York, New York 10021.

DANIEL ROSE, Board Member.  President and Chief Executive officer of Rose
     Associates, Inc., a New York based real estate development and management firm. Pursuant to a Presidential appointment received in July 1994, Mr. Rose also serves as a Director of the Baltic-American Enterprise Fund, which makes equity investments and loans and provides technical business assistance to new business concerns in the Baltic states. He is also Chairman of the Housing Committee of the Real Estate Board of New York, Inc., and a Board Member of Corporate Property Investors, a real estate investment company. He is 68 years old and his address is c/o Rose Associates, Inc., 200 Madison Avenue, New York, New York 10016.

WARREN B. RUDMAN, Board Member.  Since January 1993, Partner in the law firm
     Paul, Weiss, Rifkind, Wharton & Garrison. He is also a director of Collins & Aikman Corporation, Chubb Corporation and the Raytheon Company, and a trustee of Boston College. He also serves as Chairman of the President's Foreign Intelligence Advisory Board (from January 1994 to February 1998, as Vice Chairman) and, since 1986, as a member of the Senior Advisory Board of the Institute of Politics of the Kennedy School of Government at Harvard University. From January 1981 to January 1993, Mr. Rudman served as a United States Senator from the State of New Hampshire. From January 1993 to December 1994, Mr. Rudman served as Chairman of the Federal Reserve Bank of Boston. He is 67 years old and his address is c/o Paul, Weiss, Rifkind, Wharton & Garrison, 1615 L Street, N.W., Suite 1300, Washington, D.C. 20036.

SANDER VANOCUR,  Board Member.  Since January 1992, Mr. Vanocur has been the
     President of Old Owl Communications, a full-service communications firm. From May 1995 to June 1996, he was a Professional in Residence at the Freedom Forum in Arlington, VA, and, from January 1994 to May 1997, he served as a Visiting Professional Scholar at the Freedom Forum First Amendment Center at Vanderbilt University. From November 1989 to November 1995, he was a Director of the Damon Runyon-Walter Winchell Cancer Research Fund. From June 1986 to December 1991, he was a Senior Correspondent of ABC News and, from October 1977 to December 1991, he was Anchor of the ABC News program "Business World," a weekly business program on the ABC television network. Mr. Vanocur joined ABC News in 1977. He is 70 years old and his address is 2626 Sycamore Canyon, Santa Barbara, CA 93108

     For so long as the Company's plans described in the section captioned "Distribution Plan and Shareholder Services Plan" remains in effect, the Board members who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Company.

     The Company typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid by the Company to each Board member for the fiscal year ended October 31, 1998, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1998, were as follows:

                                         Total Compensation From
                         Aggregate           Company and Fund
   Name of Board     Compensation From    Complex Paid to Board
      Member             Company*                 Member
________________     _________________     _____________________

Joseph S. DiMartino     $___________        $____________ (____)

David W. Burke          $___________        $____________ (____)

Rosalind Gersten        $___________        $____________ (____)
Jacobs

Diane Dunst             $___________        $____________ (____)

Jay I. Meltzer          $___________        $____________ (____)

Daniel Rose             $___________        $____________ (____)

Warren B. Rudman        $___________        $____________ (____)

Sander Vanocur          $___________        $____________ (____)

____________________

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $_____________ (Dreyfus Core Bond Fund), $____________ (Dreyfus Equity Dividend Fund), $__________ (Dreyfus High Yield Securities Fund), $__________ (Dreyfus Premier High Yield Debt Plus Equity Fund), $_______________ (Dreyfus Premier Real Estate Mortgage Fund) and $____________ (Dreyfus Short Term High Yield Fund) for all Board members as a group.



Officers of the Company

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
     Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.

MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.

MICHAEL S. PETRUCELLI, Vice President, Assistant Secretary and Assistant
     Treasurer. Senior Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 37 years old.

STEPHANIE D. PIERCE, Vice President, Assistant Secretary and Assistant
     Treasurer. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.

GEORGE A. RIO, Vice President and Assistant Treasurer.  Executive Vice
     President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.

JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.

CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary.  Vice
     President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 33 years old.

KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.

     The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.


     The Company's Board members and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on _____________, 1998.


     As of ___________, 1998, the following shareholders were known by the Company to own 5% or more of the outstanding voting securities of the indicated Fund: [Dreyfus Equity Dividend Fund: APT Holdings Corporation, Wilmington, DE (69.99%); Dreyfus High Yield Securities Fund: Charles Schwab & Co. Inc. Reinvest Account, San Francisco, CA (24.89%); Charles Schwab & Co. Inc. Cash Account, San Francisco, CA (9.59%); Richard Family Trust, Calabasas, CA (6.63%); Dreyfus Short Term High Yield Fund: Charles Schwab & Co. Inc. Reinvest Account, San Francisco, CA (11.37%); Dreyfus Premier Real Estate Mortgage Fund: MBCIC, c/o Mellon Bank, Wilmington, DE (80.89%); Dreyfus Premier High Yield Debt Plus Equity Fund: MBCIC, c/o Mellon Bank, Wilmington, DE (99.38%).] A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.



                           MANAGEMENT ARRANGEMENTS


     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.


     The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994, as amended December 6, 1995, with the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders of Dreyfus Core Bond Fund on August 3, 1994, and was last approved by the Company's Board as to each Fund, except Dreyfus Premier High Yield Debt Plus Equity Fund, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on August 5, 1998. With respect to Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund, Dreyfus Short Term High Yield Fund and Dreyfus Premier Real Estate Mortgage Fund, the Agreement was approved by such Fund's initial shareholder on January 2, 1996, March 25, 1996, August 16, 1996 and September 30, 1997, respectively. With respect to Dreyfus Premier High Yield Debt Plus Equity Fund, the Agreement was approved initially by the Company's Board at a meeting held on May 6, 1998, and by the Fund's initial shareholder on June 29, 1998. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-- Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Andrew S. Wasser, Vice President--Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton Borgelt, Frank V. Cahouet and Richard F. Syron, directors.


     The Manager manages each Fund's investments in accordance with the stated policies of such Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers for Dreyfus Equity Dividend Fund are Timothy Ghriskey and Douglas Ramos. Michael Hoeh, Kevin M. McClintock, Roger King, C. Matthew Olson, and Gerald E. Thunelius each are portfolio managers for Dreyfus Core Bond Fund, Dreyfus High Yield Securities Fund, Dreyfus Premier High Yield Debt Plus Equity Fund, Dreyfus Premier Real Estate Mortgage Fund, and Dreyfus Short Term High Yield Fund. John Koerber also is a portfolio manager for Dreyfus Premier High Yield Debt Plus Equity Fund. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund as well as for other funds advised by the Manager.

     Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.


     The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


     All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager. The expenses borne by the Company include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or any of its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Also, Class B, Class C and Class T shares of each of the Dreyfus Premier Funds are subject to an annual distribution fee, and Class A, Class B, Class C and Class T shares of each of the Dreyfus Premier Funds and shares of each other Fund are subject to an annual service fee. See "Distribution Plan and Shareholder Services Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund.


     As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a monthly management fee at the annual rate of
 .75 of 1% of the value of the average daily net assets of Dreyfus Equity Dividend Fund and Dreyfus Premier High Yield Debt Plus Equity Fund, .65 of 1% of the value of the average daily net assets of each of Dreyfus Premier Real Estate Mortgage Fund, Dreyfus High Yield Securities Fund, and Dreyfus Short Term High Yield Fund, and .60 of 1% of the value of Dreyfus Core Bond Fund's average daily net assets. For the fiscal years and/or periods ended October 31, 1996, 1997 and 1998, as applicable, the management fees payable by each indicated Fund, the amounts waived by the Manager, and the actual net fees paid by each Fund, were as follows:





Name of Fund            Management Fee Payable            Reduction in Fee                    Net Fee Paid
____________            ______________________________     __________________________         ______________________
                  1996          1997           1998         1996       1997       1998      1996       1997         1998
                  ____          ____           ____          ____      ____       ____      ____       ____         ____
Dreyfus Core      $1,829,326    $1,670,431     $_____       $0         $0         $__       $1,829,326  $1,670,431   $__
Bond Fund

Dreyfus Equity    $   15,722(1) $   27,673     $_____       $15,722    $ 27,673   $__       $0          $0           $__
Dividend Fund


Dreyfus High      $  72,715(5)  $  425,180     $_____       $72,715    $279,698   $__       $0          $145,492     $__
Yield Securities
Fund

Dreyfus Premier          N/A         N/A       $____(5)         N/A      N/A      $__       N/A         N/A     N/A  $__
High Yield Debt
Plus Equity Fund

Dreyfus Premier          N/A     $   5,784(3)  $_____           N/A     $ 5,784   $__       N/A         $0           $__
Real Estate
Mortgage Fund

Dreyfus Short     $18,501(4)     $ 527,739     $_____       $18,501    $ 15,583  $__        $0          $511,886     $__
Term High Yield
Fund

___________________________
(1)  For the period December 29, 1995 (commencement of operations) through
     October 31, 1996.
(2)  For the period March 25, 1996 (commencement of operations) through
     October 31, 1996.
(3)  For the period September 30, 1997 (commencement of operations) through
     October 31, 1997.
(4)  For the period August 16, 1996 (commencement of operations) through
     October 31, 1996.
(5)  For the period June 29, 1998 (commencement of operations) through
     October 31, 1998.


     As to Dreyfus Core Bond Fund, Dreyfus Equity Dividend Fund, the Dreyfus High Yield Securities Fund, and Dreyfus Short Term High Yield Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.


     Distributor. Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.


     With respect to Dreyfus Premier High Yield Debt Plus Equity Fund, for the fiscal period June 29, 1998 (commencement of operations) through October 31, 1998, the Distributor retained $________ from sales loads on Class A shares. For the same periods, the Distributor retained $_________ from contingent deferred sales charges ("CDSC") on Class B shares and $_________ from the CDSC on Class C shares of Dreyfus Premier High Yield Debt Plus Equity Fund.


     The Distributor may pay dealers a fee of up to .5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where
(i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable.
The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.


     The Distributor, at its expense, may provide promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load, such as the Dreyfus Premier Funds. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.


     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.


     Mellon Bank, N.A. (the "Custodian"), the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the investments of each Fund. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Funds' assets held in custody and receives certain securities transactions charges.


                              HOW TO BUY SHARES


Applicable to all Funds, except the Dreyfus Premier Funds


     General. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.


     The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


     Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day the New York Stock Exchange or the Transfer Agent is open for business. For purposes of computing net asset value per share, options will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair market value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."


     For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


Applicable to the Dreyfus Premier Funds only


     General. Class A shares, Class B shares, Class C shares, and Class T shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents"), except that full-time or part-time employees the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.


     Dreyfus Premier Real Estate Mortgage Fund offers Class R shares to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing, SEP-IRAs and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). The term "Retirement Plans" does not include IRAs or IRA "Rollover Accounts." Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.


     When purchasing Dreyfus Premier Fund shares, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.


     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.


     The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


     The Code imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.


     Fund shares also may be purchased through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


     Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. Each Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Company's Board. For further information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."


     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.


     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


     Class A Shares. The public offering price for Class A shares is the net asset value per share of that Class plus a sales load as shown below:


                                          Total Sales Load Class A Shares

                                        As a % of       As a % of
Amount of Transaction                   offering        net asset
                                        price per       value per
                                          share           share
_____________________                   _________        ________

Less than $50,000                         5.75            6.10
$50,000 to less than $100,000             4.50            4.70
$100,000 to less than $250,000            3.50            3.60
$250,000 to less than $500,000            2.50            2.60
$500,000 to less than $1,000,000          2.00            2.00
$1,000,000 or more                         -0-             -0-


     For shareholders of Dreyfus Premier Real Estate Mortgage Fund who beneficially owned Class A shares of the Fund prior to December 24, 1998, the public offering price for Class A shares of Dreyfus Premier Real Estate Mortgage Fund is the net asset value per share of that Class.


     A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. This provision does not apply to a shareholder of Dreyfus Premier Real Estate Mortgage Fund who owned Class A shares of the Fund prior to December 24, 1998. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.


     The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the
Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


     Set forth below is an example of the method of computing the offering price of Class A shares of the Dreyfus Premier Funds. The example assumes a purchase of Class A shares of the relevant Dreyfus Premier Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class A shares as of October 31, 1998:


                                            Dreyfus Premier
                                            High Yield       Dreyfus Premier
                                            Debt Plus        Real Estate
                                            Equity Fund      Mortgage Fund
                                            ______________   _______________

Net Asset Value per Share                   $ _____          $ _____
Per Share Sales Charge
Class A-5.75% of offering price (6.10% of
net asset value per share)                  $ _____          $ _____
Per Share Offering Price to the Public      $                $ _____



     Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.


     Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.


     Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.


     Class A shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class A shares of a Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a contingent deferred sales charge or (ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.


     Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof,
(iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).


     Class B Shares. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Dreyfus Premier Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares." The Distributor compensates certain Service Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.


     Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.


     Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."


     Class R Shares. The public offering for Class R shares is the net asset value per share of that Class.


     Class T Shares. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:


                                      Total Sales Load Class T Shares
                                     ________________________________

                                    As a % of       As a % of
Amount of Transaction                offering       net asset
                                    price per       value per
                                      share           share
                                    _________       _________

Less than $50,000                      4.50            4.70
$50,000 to less than $100,000          4.00            4.20
$100,000 to less than $250,000         3.00            3.10
$250,000 to less than $500,000         2.00            2.00
$500,000 to less than $1,000,000       1.50            1.50
$1,000,000 or more                     -0-             -0-


     There is no initial sales charge on purchases of $1,000,000 or more of Class T shares. However, if you purchase Class T shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1.00% will be assessed at the time of redemption. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in a Dreyfus Premier Fund (assuming ineligibility to purchase Class R shares with respect to Dreyfus Premier Real Estate Mortgage Fund) generally will find it beneficial to purchase Class A shares rather than Class T shares.


     The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above under "Class A Shares."


     Set forth below is an example of the method of computing the offering price of Class T shares of the Dreyfus Premier Funds. The example assumes a purchase of Class T shares of the relevant Dreyfus Premier Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class T shares as of October 31, 1998, in the case of Dreyfus Premier High Yield Debt and Equity Fund, or its initial offering date, in the case of Dreyfus Premier Real Estate Mortgage Fund:

                                        Dreyfus        Dreyfus
                                        Premier High   Premier
                                        Yield Debt     Real Estate
                                        Plus Equity    Mortgage
                                        Fund           Fund
                                        ____________   ___________

Net Asset Value per Share                $              $12.50
Per Share Sales Charge
Class T-4.50% of offering price (4.70%)
of net asset value per share)            $              $ 0.59
Per Share Offering Price to the Public   $              $13.09


     Right of Accumulation--Class A or Class T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by the Manager which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares of a Dreyfus Premier Fund, or shares of any other Eligible Fund, or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares, or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.


     To qualify at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.


Applicable to All Funds


     Dreyfus TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated.


     Dreyfus TeleTransfer purchase orders may be made at any time.
Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares-- Dreyfus TeleTransfer Privilege."


     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.



               DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN


     Class B, Class C and Class T shares of each Dreyfus Premier Fund are subject to a Distribution Plan, and Class A, Class B, Class C and Class T shares of each Dreyfus Premier Fund and the shares of each other Fund are subject to a Shareholder Services Plan.


     Distribution Plan. (Dreyfus Premier Funds only) Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to Class B, Class C and Class T shares of each Dreyfus Premier Fund pursuant to which the Fund pays the Distributor for distributing such shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of the average daily net assets of Class T shares. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and the holders of its Class B, Class C and Class T shares.


     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Class B, Class C, or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan initially was approved by the Board, as to Dreyfus Premier High Yield Debt Plus Equity Fund, at a meeting held on May 6, 1998, and as to Dreyfus Premier Real Estate Mortgage Fund, at a meeting held on November 4, 1998. As to the relevant Class of shares of the Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.


     For the fiscal year ended October 31, 1998, Dreyfus Premier High Yield Debt Plus Equity Fund was charged $____________ pursuant to the Distribution Plan. The Distribution Plan was not in effect for Dreyfus Premier Real Estate Mortgage Fund during the fiscal year ended October 31, 1998.


     Shareholder Services Plan. (All Funds) The Company has adopted a Shareholder Services Plan as to Class A, Class B, Class C and Class T shares of each of the Dreyfus Premier Funds, and as to the shares of each other Fund. Under the Plan, the Company pays the Distributor for the provision of certain services to the holders of such shares a fee at the annual rate of
 .25% of the value of the average daily net assets of the shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund, and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.


     A quarterly report of the amounts expended under the Shareholder Services Plan (including as to each relevant Class of Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Premier Real Estate Mortgage Fund), and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on August 5, 1998 (as to Dreyfus Premier Real Estate Mortgage Fund, the Plan was approved on such date only with respect to shares which were reclassified as Class A shares, effective December 24, 1998). As to Dreyfus Premier Real Estate Mortgage Fund's Class B, Class C and Class T Shares, the Shareholder Services Plan was so approved on November 4, 1998. As to Dreyfus Premier High Yield Debt Plus Equity Fund, the Shareholder Services Plan was so approved on May 6, 1998. The Shareholder Services Plan is terminable with respect to each Fund at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.


     For the fiscal year ended October 31, 1998, $______, $_______, $_______, and $_______ was charged the Company with respect to Dreyfus Core Bond Fund, Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund and Dreyfus Short Term High Yield Fund, respectively, pursuant to the Shareholder Services Plan. As to Dreyfus Premier Real Estate Mortgage Fund, for the fiscal year ended October 31, 1998, $__________ was charged to the Company pursuant to the Shareholder Services Plan (reflecting amounts for shares reclassified as Class A shares effective December 24, 1998). As to Dreyfus Premier High Yield Debt Plus Equity Fund, for the fiscal year on October 31, 1998, $________ was charged to the Fund, of which $____________, $____________, $_________ and $_________ was attributable to Class A, Class
B, Class C and Class T Shares, respectively.



                            HOW TO REDEEM SHARES


     Redemption Fee. (Dreyfus High Yield Securities Fund only) The Fund deducts a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through use of the Fund Exchanges service) where the redemption or exchange occurs less than six months following the issuance of such shares. For purposes of computing the six-month period, any issuance of Fund shares during a month will be deemed to occur on the first day of such month. The redemption fee will be deducted from redemption proceeds and retained by the respective Fund. For the fiscal year ended October 31, 1998, redemption fees retained by Dreyfus High Yield Securities Fund amounted to $________.


     Prior to December 24, 1998, Dreyfus Premier Real Estate Mortgage Fund also charged a 1% redemption fee on shares (which were reclassified as Class A shares effective December 24, 1998) held for six months or less. For the fiscal year ended October 31, 1998, redemption fees retained by Dreyfus Premier Real Estate Mortgage Fund amounted to $_______.


     Dreyfus High Yield Securities Fund will not charge a redemption fee on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by Service Agents approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions.



     Contingent Deferred Sales Charge--Class B Shares. (Dreyfus Premier Funds only) A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.


     If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.


     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


     The following table sets forth the rates of the CDSC for Class B shares:


     Year Since                       CDSC as a % of Amount
     Purchase Payment                 Invested or Redemption
     Was Made                         Proceeds
     ________________                 ______________________

     First                                 4.00
     Second                                4.00
     Third                                 3.00
     Fourth                                3.00
     Fifth                                 2.00
     Sixth                                 1.00


     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.


     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.


     Contingent Deferred Sales Charge--Class C Shares. (Dreyfus Premier Funds only) A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above.


     Waiver of CDSC. (Dreyfus Premier Funds only) The CDSC applicable to Class B and Class C shares may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to
Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.


     To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.


     Redemption Through a Selected Dealer. (Dreyfus Premier Funds only) If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.


     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.


     Reinvestment Privilege. (Dreyfus Premier Funds only) Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.


     Wire Redemption Privilege. (All Funds, except Dreyfus Premier Funds) By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account you have specified on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by you. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


     If you have access to telegraphic equipment you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                             Transfer Agent's
          Transmittal Code                   Answer Back Sign
          ________________                   ________________

              144295                         144295 TSSG PREP


     If you do not have direct access to telegraphic equipment you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and you should also inform the operator of the Transfer Agent's answer back sign.


     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


     Dreyfus TeleTransfer Privilege. (All Funds) You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."


     Stock Certificates; Signatures. (All Funds) Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.


     Redemption Commitment. (All Funds) The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of such value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of each Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sold such securities, brokerage charges would be incurred.


     Suspension of Redemptions. (All Funds) The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


     Small Account Fee. (All Funds) To offset the relatively higher costs of servicing smaller accounts, a Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $24,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.


                            SHAREHOLDER SERVICES



     Fund Exchanges. (All Funds) You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of a Dreyfus Premier Fund may be exchanged only for shares of the same Class of such other funds, except that Class T shares of a Dreyfus Premier Fund may be exchanged for Class A shares of the other funds. Dreyfus High Yield Securities Fund deducts a redemption fee equal to 1% of the net asset value of Fund shares exchanged where the exchange occurs less than six months following the issuance of such shares. Shares of other funds (including the same Class of other funds, or Class A shares of such funds in the case of Class T shares of a Dreyfus Premier Fund) purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


     A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     E. Shares of funds subject to a contingent deferred sales charge ("CDSC") that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged initially purchased.


     To accomplish an exchange under item D above, you or, with respect to the Dreyfus Premier Funds, your Service Agent acting on your behalf, must notify the Transfer Agent of their prior ownership of fund shares and their account number.


     With respect to each of the Dreyfus Premier Funds, you also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.


     To request an exchange, you or, with respect to the Dreyfus Premier Funds, your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing or by telephone. If you did not purchase your Dreyfus Premier Fund shares through a Service Agent, you may give exchange instructions directly to the Transfer Agent. The Fund automatically gives you the ability to issue exchange instructions by telephone, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.


     Exchanges of Class R Shares of Dreyfus Premier Real Estate Mortgage Fund held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


     Dreyfus Auto-Exchange Privilege. (All Funds) Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds. Shares of a Dreyfus Premier Fund may be exchanged only for shares of the same Class of such other fund, except that Class T shares of a Dreyfus Premier Fund may be exchanged for Class A shares of the other fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


     Dreyfus-Automatic Asset Builder(R). (All Funds) Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.


     Dreyfus Government Direct Deposit Privilege. (All Funds) Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.


     Dreyfus Payroll Savings Plan. (All Funds) Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the Automated Clearing House system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.


     Dreyfus Step Program. (All Funds, except the Dreyfus Premier Funds) The Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.


     Dreyfus Dividend Options. (All Funds) Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds, or shares of the same Class (or Class A in the case of Class T shares) of certain other funds in the Dreyfus Premier Family of Funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:









          A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

          B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


          C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.


          D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.


     Automatic Withdrawal Plan. (All Funds) The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


     Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.


     No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholders account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Withdrawals of Class A or Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A or Class T shares where the sales load is imposed concurrently with withdrawals of Class A or Class T shares generally are undesirable.


     Letter of Intent--Class A and Class T Shares. (Dreyfus Premier Funds only) By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.


     The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class
T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.


     Corporate Pension/Profit-Sharing and Retirement Plans. (All Funds) The Company makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Rollover IRAs and Education IRAs), and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs (except SEP-IRAs) for all Funds, except the Dreyfus Premier Funds, please call 1-800-645-6561; for IRAs (except SEP-IRAs) for the Dreyfus Premier Funds, please call 1-800-554-4611; or for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.


     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.


     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.


     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.


     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.




                      DETERMINATION OF NET ASSET VALUE




     Valuation of Portfolio Securities. Each Fund's investments are valued each business day using available market quotations or at fair value. Substantially all of a Fund's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service (including the equity securities purchased by Dreyfus Equity Dividend Fund, Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Premier Real Estate Mortgage Fund) are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid-price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of a majority of each Fund's portfolio securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee paid by each Fund and the distribution and shareholder services fees, as applicable (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of a Fund's shares, or Class of shares, as the case may be. Because of the differences in operating expenses incurred by each Class of shares of Dreyfus Premier High Yield Debt Plus Equity Fund and Dreyfus Premier Real Estate Mortgage Fund, the per share net asset value of each Class of shares of these Funds will differ.



     Restricted Securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by the Service, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith-valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended October 31, 1998. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, each Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.



     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     Depending upon the composition of a Fund's income, the entire amount or a portion of the dividends paid by such Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of a Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that such Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares. The Company anticipates that no dividend paid by a Fund will qualify for the dividends-received deduction.

     A Fund may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). A Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.


     Under Section 1256 of the Code, any gain or loss realized by a Fund from certain forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.



     Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain straddle transactions may be recharacterized to ordinary income.


     If a Fund were treated as entering into straddles by reason of its engaging in financial futures or forward contracts or options transactions, such straddles would be characterized as "mixed straddles" if the futures or forward contracts or options transactions comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle and conversion transaction rules apply to positions established by a Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gains or straddle positions may be treated as short-term capital gains or ordinary income.

     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

     Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing a Fund to recognize income prior to the receipt of cash payments. For example, a Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company.
In such case, a Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


                           PORTFOLIO TRANSACTIONS

     The Manager assumes general supervision over placing orders on behalf of the Company for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fees are not reduced as consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving both the Company and other funds which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Company.


     Sales by a broker of shares of a Fund or other funds advised by the Manager or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds advised or administered by the Manager being engaged simultaneously in the purchase or sale of the same security. Certain of a Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to a Fund for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, each Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.


     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.



     The following table summarizes the brokerage commissions, and gross spreads and concessions on principal transaction amounts, for each Fund for the past three fiscal years ended October 31, 1998 (as applicable). None of the foregoing amounts were paid to the Distributor.


                 Brokerage Commissions       Gross Spreads and Concessions
                 _____________________       _____________________________

                1996       1997     1998       1996          1997      1998
                ----       ----     ----       ----          ----      ----

Dreyfus Core   $28,188    $41,764  $______     $ 1,421,838   $217,238   $___
Bond Fund

Dreyfus Equity $10,205(1) $11,048  $______     $ 2,875(1)               $____
Dividend Fund

Dreyfus High   $ 5,740(2) $17,136  $______     $133,243(2)   $266,750   $____
Yield Securities
Fund

Dreyfus          N/A        N/A     $______(3)       N/A        N/A     $____(3)
Premier High
Yield Debt
Plus Equity
Fund

Dreyfus          N/A      $3,000(4) $______          N/A          0     $_____
Premier Real
Estate
Mortgage Fund

Dreyfus Short  $250(5)    $   80    $______    $ 18,500(5)   $52,500(5) $____
Term High
Yield Fund

______________________
(1) For the period December 29, 1995 (commencement of operations) through October 31, 1996.
(2) For the period March 25, 1996 (commencement of operations) through October 31, 1996.
(3) For the period June 29, 1998 (commencement of operations) through October 31, 1998.
(4) For the period September 30, 1997 (commencement of operations) through October 31, 1997.
(5) For the period August 16, 1996 (commencement of operations) through October 31, 1996.


                           PERFORMANCE INFORMATION








The 30-day yield for the Funds set forth below, as of October 31, 1998, was as follows:






Name of Fund                           30-day Yield
____________                           ____________

Dreyfus Core Bond Fund                     __%
Dreyfus High Yield Securities Fund         __%
Dreyfus Short Term High Yield Fund         __%


     The 30-day yield for each Class of shares (as applicable) of the Dreyfus Premier Funds, as of October 31, 1998, is set forth below. During the period, the Manager waived a portion of the management fee and/or absorbed a portion of each such Fund's expenses. Absent such arrangements, each yield would have been lower, as reflected in the column entitled "30-day Net Yield."



Name of Fund                  30-day Yield        30-day Net Yield

Dreyfus Premier High Yield
   Debt Plus Equity Fund
       Class A                 __%                   __%
       Class B                 __%                   __%
       Class C                 __%                   __%
       Class T                 __%                   __%

Dreyfus Premier Real
   Estate Mortgage Fund
       Class A                 __%                   __%



     Current yield for a Fund is computed pursuant to a formula which operates as follows: the amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.


     The average annual total return for the one-, five-, and ten-year periods ended October 31, 1998, or since the Fund's commencement of operations (as indicated), for each Fund (and Class of shares), was as follows:




                                    Average Annual Total Return

Name of Fund                        One Year  Five Years     Ten Years
____________                        ________  __________     _________

Dreyfus Core Bond Fund               __%         __%         __%

Dreyfus Equity Dividend Fund         __%       __%(1)        N/A

Dreyfus High Yield Securities Fund   __%       __%(2)        N/A

Dreyfus Premier High Yield Debt
   Plus Equity Fund
      Class A                     __%(3)       N/A        N/A
      Class B                     __%(3)       N/A        N/A
      Class C                     __%(3)       N/A        N/A
      Class T                     __%(3)       N/A        N/A

Dreyfus Premier Real Estate
Mortgage Fund                      __%       __%(4)       N/A
      Class A

Dreyfus Short Term High Yield      __%       __%(5)       N/A
Fund

______________________

(1) For the period December 29, 1995 (commencement of operations) through October 31, 1998.
(2) For the period March 25, 1996 (commencement of operations) through October 31, 1998.
(3) For the period June 29, 1998 (commencement of operations) through October 31, 1998.
(4) For the period September 30, 1997 (commencement of operations) through October 31, 1998.
(5) For the period August 16, 1996 (commencement of operations) through October 31, 1998.


     For Class A shares of Dreyfus Premier Real Estate Mortgage Fund, the foregoing assumes the deduction of the maximum front-end sales load from the hypothetical initial investment at the time of purchase, although no sales load was applicable to such shares as of October 31, 1998.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A or Class T the maximum applicable sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.


     The total return for each Fund indicated below for the period since the Fund's commencement of operations through October 31, 1998 was as follows:



Name of Fund                               Total Return

Dreyfus Core Bond Fund                        __%(1)

Dreyfus Equity Dividend Fund                  __%(2)

Dreyfus High Yield Securities Fund            __%(3)

Dreyfus Short Term High Yield Fund            __%(4)



_____________________
(1) For the period October 1, 1986 (commencement of operations) through October 31, 1998.
(2) For the period December 29, 1995 (commencement of operations) through October 31, 1998.
(3) For the period March 25, 1996 (commencement of operations) through October 31, 1998.
(4) For the period August 16, 1996 (commencement of operations) through October 31, 1998.



     The total return for each Fund indicated below for the period since the Fund's commencement of operations through October 31, 1998 was as follows:


                                            Aggregate Total
                      Aggregate Total       Return Since
                      Return Since          Inception Based on
                      Inception Based on    Maximum Offering
Name of Fund          Net Asset Value       Price for Class A
                      (without deduction    and T or Deduction
                      of maximum CDSC)      of Maximum CDSC for
                                            Class B and C


Dreyfus Premier High
Yield Debt Plus
Equity Fund
   Class A                    _____%(1)              _____%(1)
   Class B                    _____%(1)              _____%(1)
   Class C                    _____%(1)              _____%(1)
   Class T                    _____%(1)              _____%(1)


Dreyfus Premier Real Estate
   Mortgage Fund
     Class A               _____%(2)              _____%(2)


(1) For the period June 29, 1998 (commencement of operations) through October 31, 1998.
(2) For the period September 30, 1997 (commencement of operations) through October 31, 1998.



     During these periods, with respect to each Fund, other than Dreyfus Core Bond Fund, certain fees were waived, and/or certain expenses were borne, by the Manager, without which the returns would have been lower.


     Class B, Class C, Class R and Class T shares of Dreyfus Real Estate Mortgage Fund were not being offered as of October 31, 1998, so performance information is not provided for such Classes.


     Total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class T shares of each of the Dreyfus Premier Funds) per share at the beginning of a stated period from the net asset value (maximum offering price in the case of Class A or Class T) per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and, as to Dreyfus High Yield Securities Fund, any applicable redemption fee, or, as to each of the Dreyfus Premier Funds, any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares of each of the Dreyfus Premier Funds. In such cases, the calculation would not reflect the deduction of the sales charge with respect to Class A or Class T shares, or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.


     On October 27, 1998, shareholders of Dreyfus Core Bond Fund approved a proposal for the Fund to pursue an investment objective of maximizing total return. Prior to the implementation date of these changes on _____________, 1998, the Fund's investment objective was to maximize current income. Accordingly, performance for periods prior to ___________, 1998 reflects the Fund being managed pursuant to its prior investment objective.

     Advertising materials for each Fund may include reference to the role played by the Manager or Jack J. Dreyfus, Jr. in popularizing the concept of mutual funds as an investment vehicle and may refer to the role The Dreyfus Corporation and the Dreyfus Family of Funds play or have played in the mutual fund industry, and the fact that the mutual fund industry, which includes Dreyfus and the Dreyfus funds, has, through the wide variety of innovative and democratic mutual fund products it has made available, brought to the public investment opportunities once reserved for the few. Advertising materials for each Fund also may include (i) biographical information relating to its portfolio manager, including honors or awards received, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors; (ii) information concerning retirement and investing for retirement, including statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market; (iii) the approximate number of then-current Fund shareholders, (iv) Lipper, Morningstar and Value Line rankings or ratings and related analysis supporting the rankings or ratings;
(v) discussions of the risk and reward potential of the high yield securities markets, and the mortgage- and real estate-related markets, and the comparative performance of each against other securities markets and relevant indices; (vi) comparative performance of a Fund with a relevant broad-based securities market index, or with a "customized index" created by the Manger, or against inflation, short-term Treasury Bills (which are direct obligations of the U.S. Government), bonds, stocks, or FDIC-insured bank money market accounts; and (vii) as to Dreyfus Short Term High Yield Fund, that at its inception the Fund was the first short-term, high yield fund in the mutual fund industry.


                 INFORMATION ABOUT THE COMPANY AND THE FUNDS


     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class, except in the case of the Dreyfus Premier Funds, and have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.


     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.


     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholders of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.


     To date, the Board has authorized the creation of six series of shares. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.


     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.



     Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds or the Dreyfus Premier Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if , in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If any exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.


     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Massachusetts business trust. However, the Company's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     Each Fund will send annual and semi-annual financial statements to all its shareholders.


                      COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.


     [                                                              ],
independent auditors, have been selected as independent auditors of the Company.




                                  APPENDIX

     Description of S&P, Moody's, Fitch and Duff ratings:

S&P

Bond Ratings

                                     AAA

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                     AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal an from the highest rated issues only in small degree.

                                      A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                     BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than bonds in higher rated categories.

                                     BB

     Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                      B

     Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                     CCC

     Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                     CC

     The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                                      C

     The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

                                      D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                     A-1

     This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                     A-2

     Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                     A-3

     Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                      B

     Issues carrying this designation are regarded as having only speculative capacity for timely payment.

                                      C

     This designation is assigned to short-term obligations with doubtful capacity for payment.

                                      D

     Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's

Bond Ratings

                                     Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                     Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.






                                      A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                     Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


                               Ba


     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.


                               B


     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                              Caa


     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


                               Ca


     Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


                               C


     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.


Commercial Paper Rating

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Bond Rating

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                     AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

                                      A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                     BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                     BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                      B

     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                     CCC

     Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                     CC

     Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                      C

     Bonds rated C are in imminent default in payment of interest or principal.

                                DDD, DD and D

     Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                    F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                     F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                     F-2

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                                     F-3

     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                                     F-S

     Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                                      D

     Default. Issues assigned this rating are in actual or imminent payment default.

Duff

Bond Ratings

                                     AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                     AA

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                      A

     Bonds rated A have protection factors which are average but adequate. However, factors are more variable and greater in periods of economic stress.

                                     BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

                                     BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                      B

     Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                     CCC

     Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                     DD

     Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.




                       DREYFUS DEBT AND EQUITY FUNDS
                         PART C. OTHER INFORMATION
                           _________________________


Item 23.  Financial Statements and Exhibits. - List
_______    _________________________________________


     (a)  Financial Statements:

               Included in Part A of the Registration Statement:

                    Dreyfus Core Bond Fund: Financial Highlights for each of the five fiscal years ended October 31, 1998.


                    Dreyfus Equity Divided Fund: Financial Highlights for the period January 2, 1996 (inception date) through October 31, 1996, and for the two fiscal years ended October 31, 1998.


                    Dreyfus High Yield Securities Fund: Financial Highlights for the period March 26, 1996 (inception date) through October 31, 1996, and for the two fiscal years ended October 31, 1998.


                    Dreyfus Premier High Yield Debt Plus Equity: Financial Highlights for the period June 29, 1998 (inception date) through October 31, 1998.


                    Dreyfus Premier Real Estate Mortgage Fund: Financial Highlights for the period September 30, 1997
                    (commencement of operations) through October 31, 1997, and for the fiscal year ended October 31, 1998.


                    Dreyfus Short Term High Yield Fund: Financial Highlights for the period August 16, 1996 (Inception date) through October 31, 1996, and for the two fiscal years ended October 31, 1998.



               Incorporated by reference in part B of the Registration Statement for each of Dreyfus Core Bond Fund, Dreyfus Equity Dividend Fund, Dreyfus High Yield Securities Fund, Dreyfus Premier High Yield Debt Plus Equity Fund, Dreyfus Premier Real Estate Mortgage Fund, and Dreyfus Short Term High Yield:



                    Statement of Investments
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statement of Changes in Net Assets
                    Notes to Financial Statements
                    Report of Ernst & Young, LLP, Independent Auditors

Schedules No. I through VII and other financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes which are included in Part B of the Registration Statement.

                        DREYFUS DEBT AND EQUTY FUNDS

                         PART C. OTHER INFORMATION
                           _________________________

Item 23.  Exhibits. - List
_______    __________________


(1)(a) Registrant's Amended and Restated Agreement and Declaration of Trust, dated June 25, 1992, is incorporated by reference to Exhibit
          (1)(a) of Post-Effective Amendment No. 13 to the Registration Statement, filed on December 29, 1995.

(1)(C) Registrant's Articles of Amendment dated December 6, 1995, are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 13 to the Registration Statement, filed on December 29, 1995.

(2) Registrant's By-Laws, as amended December 6, 1995, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 13 to the Registration Statement, filed on December 29, 1995.

(4) Management Agreement dated August 24, 1994, as amended December 6, 1995 is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 13 to the Registration Statement, filed on December 29, 1995.

(5)(a) Distribution Agreement dated August 24, 1994, as amended December 6, 1995 is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 13 to the Registration Statement, filed on December 29, 1995.

(5)(b)    Forms of Service Agreement are incorporated by reference to Exhibit
          (6)(b) and (6)(c) of Post-Effective Amendment No. 10 to the Registration Statement, filed on December 30, 1994.

(7)(a) Registrant's Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 13 to the Registration Statement, filed on December 29, 1995.


(8) Shareholder Services Plan dated August 24, 1994, as revised November 4, 1998 is incorporated by reference to Exhibit
          (24)(b)(9) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on October 23, 1998.


(9) Opinion and Consent of Stroock & Stroock & Lavan LLP, Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 2, 1986.

(10)      [                         ].


(13) Rule 12b-1 Distribution Plan dated May 6, 1998, as revised November 4, 1998 is incorporated by reference to Exhibit (24)(b)(15) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on October 23, 1998.






Item 23.  Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________



(14)      Financial Data Schedules.


(15) Rule 18f-3 Plan, dated May 6, 1998, as revised November 4, 1998 is incorporated by reference to Exhibit (24)(b)(18) a Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on October 23, 1998.


          Other Exhibits
          ______________

               (a) Powers of Attorney for each Board member and for Marie E. Connolly, President are incorporated by reference to Post-Effective Amendment, No. 21 to the Registration Statement on Form N-1A, filed on April 13, 1998.

               (b) Certificate of Assistant Secretary is incorporated by reference to Post-Effective Amendment
                    No. 21 to the Registration Statement on Form N-1A, filed on April 13, 1998.


Item 24.  Persons controlled by or under Common Control with Registrant.


           Not Applicable


Item 25.   Indemnification
_______    _______________



        Reference is made to Article EIGHTH of the Registrant's Amended and Restated Agreement and Declaration of Trust, dated June 25, 1992, and the laws of the Commonwealth of Massachusetts. The application of these provisions is limited by Article VIII of the Registrant's By-Laws and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted Board members, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

        Reference is also made to the Distribution Agreement incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on December 29,
        1995.


Item 26.   Business and Other Connections of Investment Adviser.
_______    ____________________________________________________


           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, is a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




Item 26.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________



          Officers and Directors of Investment Adviser
          ____________________________________________

Name and Position
with Dreyfus             Other Businesses
_________________        ________________

W. KEITH SMITH           Senior Vice Chairman:
Chairman of the               Mellon Bank, N.A.*;
Board                    President and Director:
                              The Bridgewater Land Co., Inc.**;
                              Mellon Preferred Capital Corporation**;
                              TBC Securities Co., Inc.**;
                              Wellington-Medford II Properties, Inc.**;
                         Chairman, President and Chief Executive Officer:
                              Shearson Summit Euromanagement, Inc.*;
                              Shearson Summit EuroPartners, Inc.*;
                              Shearson Summit Management, Inc.*;
                              Shearson Summit Partners, Inc.*;
                              Shearson Venture Capital, Inc.*;
                         Chairman and Chief Executive Officer:
                              The Boston Company, Inc.**;
                              Boston Safe Deposit and Trust Company**;
                              Boston Group Holdings, Inc.**;
                         Director:
                              Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405;
                              The Boston Company Asset Management, Inc.**;
                              Mellon Europe Limited
                              London, England;
                              Mellon Global Investing Corp.*;
                              Mellon Accounting Services, Inc.*;
                              MGIC-UK Ltd.;
                              Mellon Capital Management Corporation***;
                         Chairman:
                              Mellon Financial Company*;
                              Buck Consultants, Inc.
                              1 Pennsylvania Plaza, 29th Floor
                              New York, New York 10019;
                         Director and Vice Chairman:
                              Mellon Financial Services Corporation*;
                              Mellon Bank Corporation*;
                         Trustee:
                              Laurel Capital Advisors, LLP*;
                              Mellon Equity Associates, LLP*;
                              Mellon Bond Associates, LLP*;
                         Past Director:
                              Access Capital Strategies Corp.
                              124 Mount Auburn Street
                              Suite 200 North
                              Cambridge, MA 02138
W. KEITH SMITH           Past Trustee:
Chairman of the Board         Franklin Portfolio Associates Trust
(continued)                   2 International Place, 22nd Floor
                              Boston, MA 02110

MANDELL L. BERMAN        Real estate consultant and private investor:
Director                      29100 Northwestern Highway, Suite 370
                              Southfield, Michigan 48034

BURTON C. BORGELT        Director:
Director                      Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405;
                              DeVlieg-Bullard, Inc.
                              1 Gorham Island
                              Westport, Connecticut 06880;
                              Mellon Bank Corporation*;
                              Mellon Bank, N.A.*

FRANK V. CAHOUET         Chairman of the Board, President and
Director                 Chief Executive Officer:
                              Mellon Bank Corporation*;
                         Director:
                              Avery Dennison Corporation
                              150 North Orange Grove Boulevard
                              Pasadena, California 91103;
                              Saint-Gobain Corporation
                              750 East Swedesford Road
                              Valley Forge, Pennsylvania 19482;
                              Alleghany Teledyne, Inc.
                              1901 Avenue of the Stars
                              Los Angeles, California 90067;
                         Past Chairman, President and Chief Executive Officer:
                              Mellon Bank, N.A.*

STEPHEN E. CANTER        Chairman and President:
Vice Chairman,                Dreyfus Investment Advisors, Inc.****;
Chief Investment         Director:
Officer, and a                The Dreyfus Trust Company+;
Director                 Acting Chief Executive Officer:
                              Founders Asset Management, Inc.
                              2930 E. 3rd Avenue
                              Denver, CO 80206

CHRISTOPHER M. CONDRON   President and Chief Operating Officer:
President, Chief              Mellon Bank, N.A.*;
Executive Officer,       President and Director:
Chief Operating               Boston Safe Advisors, Inc.**;
Officer and a            Vice-Chairman and Director:
Director                      Mellon Bank Corporation*;
                              The Boston Company, Inc.**;
                         Director:
                              Certus Asset Advisors Corporation++;
                              Mellon Capital Management Corporation***;
                              Boston Safe Deposit and Trust Company**;

CHRISTOPHER M. CONDRON   Past President and Director:
President, Chief              The Boston Company Financial Services, Inc.**;
Executive Officer,            Boston Safe Deposit and Trust Company**;
Chief Operating          Past President:
Officer and a Director        The Boston Company Financial Strategies,
(continued)                   Inc.**;
                         Acting Chief Executive Officer:
                              Founders Asset Management, Inc.
                              Denver, CO
                         Past Director:
                              Mellon Preferred Capital Corporation**;
                              Access Capital Strategies Corp.
                              124 Mount Auburn Street
                              Suite 200 North
                              Cambridge, MA 02138;
                         Past Chairman, President, and Chief Executive Officer:
                              The Boston Company Asset Management, Inc.**;
                         Past Partner Representative:
                              Pareto Partners
                              271 Regent Street
                              London, England W1R 8PP;
                         Past Trustee:
                              Franklin Portfolio Associates Trust
                              2 International Place, 22nd Floor
                              Boston, MA. 02710;
                              Mellon Bond Associates, LLP*;
                              Mellon Equity Associates, LLP*;

LAWRENCE S. KASH         Executive Vice President:
Vice Chairman-                Mellon Bank, N.A.*;
Distribution and a       Chairman, President and Director:
Director                      The Dreyfus Consumer Credit Corporation****;
                         Trustee, President and Chief Executive Officer:
                              Laurel Capital Advisors, LLP*;
                         Director:
                              Dreyfus Investment Advisors, Inc.****;
                              Seven Six Seven Agency, Inc.****;
                         President and Director:
                              Dreyfus Service Corporation+;
                              Dreyfus Precious Metals, Inc.+;
                              Dreyfus Service Organization, Inc.****;
                              The Boston Company, Inc.**;
                              Boston Group Holdings, Inc.**;
                         Chairman and Chief Executive Officer:
                              Dreyfus Brokerage Services, Inc.
                              401 North Maple Avenue
                              Beverly Hills, CA 90210;
                         Chairman, President and Chief Executive Officer:
                              The Dreyfus Trust Company+;
                              The Boston Company Advisors, Inc.
                              Wilmington, DE.

J. DAVID OFFICER         Director:
Vice Chairman                 Dreyfus Financial Services Corporation*****;
and a Director                Dreyfus Investment Services Corporation*****;

J. DAVID OFFICER              Mellon Trust of Florida
Vice Chairman                 2875 Northeast 191st Street
and a Director                North Miami Beach, Florida 33180;
(continued)                   Mellon Preferred Capital Corporation**;
                              Boston Group Holdings, Inc.**;
                              Mellon Trust of New York
                              1301 Avenue of the Americas - 41st Floor
                              New York, New York 10019;
                              Mellon Trust of California
                              400 South Hope Street
                              Los Angeles, California 90071-2806;
                              Dreyfus Insurance Agency of Massachusetts, Inc.
                              53 State Street
                              Boston, Massachusetts 02109;
                         Executive Vice President:
                              Dreyfus Service Corporation****;
                              Mellon Bank, N.A.*;
                         Vice Chairman and Director:
                              The Boston Company, Inc.**;
                         President and Director:
                              RECO, Inc.**;
                              The Boston Company Financial Services, Inc.**;
                              Boston Safe Deposit and Trust Company**;

RICHARD F. SYRON         Chairman of the Board and Chief Executive Officer:
Director                      American Stock Exchange
                              86 Trinity Place
                              New York, New York 10006;
                         Director:
                              John Hancock Mutual Life Insurance Company
                              John Hancock Place, Box 111
                              Boston, Massachusetts 02117;
                              Thermo Electron Corporation
                              81 Wyman Street, Box 9046
                              Waltham, Massachusetts 02254-9046;
                              American Business Conference
                              1730 K Street, NW, Suite 120
                              Washington, D.C. 20006;
                         Trustee:
                              Boston College - Board of Trustees
                              140 Commonwealth Ave.
                              Chestnut Hill, Massachusetts 02167-3934

RONALD P. O'HANLEY III   Director:
Vice Chairman                 The Boston Company Asset Management, LLC**;
                              TBCAM Holding, Inc.**;
                              Franklin Portfolio Holdings, Inc.
                              Two International Place - 22nd Floor
                              Boston, Massachusetts 02110;
                              Mellon Capital Management Corporation***;
                              Certus Asset Advisors Corporation++;
                              Mellon-France Corporation***;
                         Chairman and Director:
                              Boston Safe Advisors, Inc.**;

RONALD P. O'HANLEY III   Partner Representative:
Vice Chairman                 Pareto Partners
(continued)                   271 Regent Street
                              London, England W1R 8PP;
                         Chairman and Trustee:
                              Mellon Bond Associates, LLP*;
                              Mellon Equity Associates, LLP*;
                         Trustee:
                              Laurel Capital Advisors, LLP*;
                         Chairman, President and Chief Executive Officer:
                              Mellon Global Investing Corp.*;
                         Partner:
                              McKinsey & Company, Inc.
                              Boston, Massachusetts

WILLIAM T. SANDALLS, JR. Chairman and Director:
Executive Vice President      Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         President and Director:
                              Dreyfus-Lincoln, Inc.
                              4500 New Linden Hill Rd.
                              Wilmington, DE 19808;
                         Executive Vice President and Chief Financial Officer:
                              Dreyfus Service Corporation****;
                         Executive Vice President, Treasurer and Director:
                              Dreyfus Service Organization, Inc.****;
                         Director and Treasurer:
                              Dreyfus Investment Advisors, Inc.****;
                              Seven Six Seven Agency, Inc.****;
                              Dreyfus Precious Metals, Inc.+;
                         Director, Vice President and Treasurer:
                              The Dreyfus Consumer Credit Corporation****;
                              The TruePenny Corporation****
                         Director, Treasurer and Chief Financial Officer:
                              The Dreyfus Trust Company+;
                         Past Director and President:
                              Lion Management, Inc.****;
                              Dreyfus Partnership Management, Inc.****;
                         Past Director and Executive Vice President:
                              Dreyfus Service Organization, Inc.****;
                         Past Director and Treasurer:
                              Dreyfus Personal Management, Inc.****

MARK N. JACOBS           Director:
Vice President,               Dreyfus Service Organization, Inc.****;
General Counsel               The Dreyfus Trust Company+;
and Secretary                 Dreyfus Investment Advisors, Inc.****;
                         Director and President:
                              The TruePenny Corporation****;
                         Past Director, Vice President and Secretary:
                              Lion Management, Inc.****
                         Past Secretary:
                              The TruePenny Corporation****;
                              Dreyfus Investment Advisers****

PATRICE M. KOZLOWSKI     None
Vice President-
Corporate Communications

MARY BETH LEIBIG         None
Vice President-
Human Resources

ANDREW S. WASSER         Vice President:
Vice President-               Mellon Bank Corporation*
Information Services

THEODORE A. SCHACHAR     Vice President:
Vice President                Dreyfus Service Corporation****;
                              Dreyfus Investment Advisers, Inc.****;
                              Dreyfus Precious Metals, Inc.+;
                              Dreyfus Service Organization, Inc.****

WENDY STRUTT             None
Vice President

RICHARD TERRES           None
Vice President

WILLIAM H. MARESCA       Director:
Controller                    The Dreyfus Trust Company+;
                         Chief Financial Officer:
                              Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         Assistant Treasurer:
                              Dreyfus Service Organization, Inc.****

JAMES BITETTO            Secretary:
Assistant Secretary           The TruePenny Corporation****;
                         Assistant Secretary:
                              Dreyfus Service Corporation****;
                              Dreyfus Investment Advisers, Inc.****;
                              Dreyfus Service Organization, Inc.****

STEVEN F. NEWMAN         Vice President, Secretary and Director:
Assistant Secretary           Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         Secretary:
                              Dreyfus Service Organization, Inc.****

______________________________________
* The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
** The address of the business so indicated is One Mellon Bank Place, Boston, Massachusetts, 02108.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco CA 94105.
**** The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
***** The address of the business so indicated is Union Trust Building,
      501 Grant Street, Pittsburgh, PA 15259.
+ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144.
++ The address of the business so indicated is One Bush Street, Suite 450, San Francisco, CA. 94104.




Item 27.  Principal Underwriters
________  ______________________


     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)     Comstock Partners Funds, Inc.
     2)     Dreyfus A Bonds Plus, Inc.
     3)     Dreyfus Appreciation Fund, Inc.
     4)     Dreyfus Asset Allocation Fund, Inc.
     5)     Dreyfus Balanced Fund, Inc.
     6)     Dreyfus BASIC GNMA Fund
     7)     Dreyfus BASIC Money Market Fund, Inc.
     8)     Dreyfus BASIC Municipal Fund, Inc.
     9)     Dreyfus BASIC U.S. Government Money Market Fund
     10)    Dreyfus California Intermediate Municipal Bond Fund
     11)    Dreyfus California Tax Exempt Bond Fund, Inc.
     12)    Dreyfus California Tax Exempt Money Market Fund
     13)    Dreyfus Cash Management
     14)    Dreyfus Cash Management Plus, Inc.
     15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)    Dreyfus Debt and Equity Funds
     18)    Dreyfus Florida Intermediate Municipal Bond Fund
     19)    Dreyfus Florida Municipal Money Market Fund
     20)    The Dreyfus Fund Incorporated
     21)    Dreyfus Global Bond Fund, Inc.
     22)    Dreyfus Global Growth Fund
     23)    Dreyfus GNMA Fund, Inc.
     24)    Dreyfus Government Cash Management Funds
     25)    Dreyfus Growth and Income Fund, Inc.
     26)    Dreyfus Growth and Value Funds, Inc.
     27)    Dreyfus Growth Opportunity Fund, Inc.
     28)    Dreyfus Index Funds, Inc.
     29)    Dreyfus Institutional Money Market Fund
     30)    Dreyfus Institutional Preferred Money Market Fund
     31)    Dreyfus Institutional Short Term Treasury Fund
     32)    Dreyfus Insured Municipal Bond Fund, Inc.
     33)    Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)    Dreyfus International Funds, Inc.
     35)    Dreyfus Investment Grade Bond Funds, Inc.
     36)    Dreyfus Investment Portfolios
     37)    The Dreyfus/Laurel Funds, Inc.
     38)    The Dreyfus/Laurel Funds Trust
     39)    The Dreyfus/Laurel Tax-Free Municipal Funds
     40)    Dreyfus LifeTime Portfolios, Inc.
     41)    Dreyfus Liquid Assets, Inc.
     42)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)    Dreyfus Massachusetts Municipal Money Market Fund
     44)    Dreyfus Massachusetts Tax Exempt Bond Fund
     45)    Dreyfus MidCap Index Fund
     46)    Dreyfus Money Market Instruments, Inc.
     47)    Dreyfus Municipal Bond Fund, Inc.
     48)    Dreyfus Municipal Cash Management Plus
     49)    Dreyfus Municipal Money Market Fund, Inc.
     50)    Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)    Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)    Dreyfus New Leaders Fund, Inc.
     54)    Dreyfus New York Insured Tax Exempt Bond Fund
     55)    Dreyfus New York Municipal Cash Management
     56)    Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)    Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)    Dreyfus New York Tax Exempt Money Market Fund
     59)    Dreyfus 100% U.S. Treasury Intermediate Term Fund
     60)    Dreyfus 100% U.S. Treasury Long Term Fund
     61)    Dreyfus 100% U.S. Treasury Money Market Fund
     62)    Dreyfus 100% U.S. Treasury Short Term Fund
     63)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)    Dreyfus Pennsylvania Municipal Money Market Fund
     65)    Dreyfus Premier California Municipal Bond Fund
     66)    Dreyfus Premier Equity Funds, Inc.
     67)    Dreyfus Premier International Funds, Inc.
     68)    Dreyfus Premier GNMA Fund
     69)    Dreyfus Premier Worldwide Growth Fund, Inc.
     70)    Dreyfus Premier Insured Municipal Bond Fund
     71)    Dreyfus Premier Municipal Bond Fund
     72)    Dreyfus Premier New York Municipal Bond Fund
     73)    Dreyfus Premier State Municipal Bond Fund
     74)    Dreyfus Premier Value Fund
     75)    Dreyfus Short-Intermediate Government Fund
     76)    Dreyfus Short-Intermediate Municipal Bond Fund
     77)    The Dreyfus Socially Responsible Growth Fund, Inc.
     78)    Dreyfus Stock Index Fund, Inc.
     79)    Dreyfus Tax Exempt Cash Management
     80)    The Dreyfus Third Century Fund, Inc.
     81)    Dreyfus Treasury Cash Management
     82)    Dreyfus Treasury Prime Cash Management
     83)    Dreyfus Variable Investment Fund
     84)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
     85)    General California Municipal Bond Fund, Inc.
     86)    General California Municipal Money Market Fund
     87)    General Government Securities Money Market Fund, Inc.
     88)    General Money Market Fund, Inc.
     89)    General Municipal Bond Fund, Inc.
     90)    General Municipal Money Market Fund, Inc.
     91)    General New York Municipal Bond Fund, Inc.
     92)    General New York Municipal Money Market Fund



(b)
                                                            Positions and
Name and principal    Positions and offices with            offices with
business address      the Distributor                       Registrant
__________________    ___________________________           _____________

Marie E. Connolly+    Director, President, Chief            President and
                      Executive Officer and Compliance      Treasurer
                      Officer

Joseph F. Tower, III+ Director, Senior Vice President,      Vice President
                      Treasurer and Chief Financial         and Assistant
                      Officer                               Treasurer

Mary A. Nelson+       Vice President                        Vice President
                                                            and Assistant
                                                            Treasurer

Paul Prescott+        Vice President                        None

Jean M. O'Leary+      Assistant Secretary and               None
                      Assistant Clerk

John W. Gomez+        Director                              None

William J. Nutt+      Director                              None




________________________________
 +  Principal business address is 60 State Street, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York
    10166.


Item 28.   Location of Accounts and Records
           ________________________________



                 1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 2.  Mellon Bank, N.A.
                     One Mellon Bank Center
                     Pittsburgh, Pennsylvania 15258

                 3.  Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 4.  The Dreyfus Corporation
                     200 Park Avenue
                     New York, New York 10166


Item 29.   Management Services
_______    ___________________


           Not Applicable


Item 30.   Undertakings
________   ____________



  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or Board members when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.





                                 SIGNATURES
                                  __________


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of December, 1998.


                         DREYFUS DEBT AND EQUITY FUNDS

                    BY:  /s/Marie E. Connolly*
                         -----------------------------------
                         Marie E. Connolly, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                        Title                       Date
__________________________     ______________________________     __________


/s/Marie E. Connolly*          President and Treasurer             12/29/98
---------------------------    (Principal Executive,
Marie E. Connolly              Accounting and Financial Officer)


/s/David W. Burke*             Board Member                        12/29/98
---------------------------
David W. Burke


/s/Joseph S. DiMartino*        Chairman of the Board               12/29/98
---------------------------
Joseph S. DiMartino


/s/Diane Dunst*                Board Member                        12/29/98
---------------------------
Diane Dunst


/s/Rosalind Gersten Jacobs*    Board Member                        12/29/98
---------------------------
Rosalind Gersten Jacobs


/s/Jay I. Meltzer*             Board Member                        12/29/98
---------------------------
Jay I. Meltzer


/s/Daniel Rose*                Board Member                        12/29/98
---------------------------
Daniel Rose


/s/Warren B. Rudman*           Board Member                        12/29/98
---------------------------
Warren B. Rudman


/s/Sander Vanocur*             Board Member                        12/29/98
---------------------------
Sander Vanocur


*BY: /s/Stephanie D. Pierce
     ---------------------------
     Stephanie D. Pierce,
     Attorney-in-Fact



INDEX OF EXHIBITS

Item 23:

(14) Financial Data Schedule